UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21993

          RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
                    Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square

2005 Market Street, Suite 2020
                    Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-854-8181

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

     RevenueShares™ ETF Trust Annual Report to Shareholders

June 30, 2014

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1

LETTER TO SHAREHOLDERS

August 2014

Dear Shareholder:

U.S. and global equity markets continued to climb the wall of worry. The price-to-sales ratio of 1.70% for the S&P 500 had reached its higher end by the end of the fiscal year ended June 30, 2014.

The RevenueShares Large Cap Fund outperformed the S&P 500 Index with an NAV return of 24.84% versus 24.57% for the fiscal year ended June 30, 2014. The RevenueShares Mid Cap Fund outperformed the S&P MidCap 400 Index with an NAV return of 27.28% versus 25.19%. The RevenueShares Small Cap Fund outperformed the S&P SmallCap 600 Index with an NAV return of 30.03% versus 25.51%. The RevenueShares ADR Fund outperformed the S&P ADR Index with an NAV return of 25.38% versus 23.75%. The RevenueShares Financials Sector Fund outperformed the S&P 500 Financials Index with an NAV return of 19.44% versus 19.09%. The RevenueShares Navellier Overall A-100 Fund underperformed the Navellier Overall A-100 Index with an NAV return of 26.37% versus 36.93%. Lastly, the RevenueShares Ultra Dividend Fund outperformed the S&P 900 Index with an NAV return of 17.46% versus 16.46% for the fiscal year ended June 30, 2014.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400™ Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600™ Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the U.S. economy, using Global Industry Classification Standards. S&P® ADR Index is a U.S. dollar denominated index of the non-U.S. companies contained in the S&P® Global 1200 Ex U.S. Index. The S&P® Global 1200 Ex U.S. Index is a free-float weighted global index covering 29 countries and approximately 70% of the world’s capital markets. The Navellier Overall A -100 Index is constructed from the companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or NYSE MKT that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. An investor cannot invest directly in an index.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return (“Market Price”) is determined by using the mean of the bid and offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

June 30, 2014

RevenueShares Large Cap Fund™ (Ticker: RWL)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Index (“S&P 500”) by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index™. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor’s®. An investor cannot invest directly in an index. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Large Cap Fund had a very strong year outperforming the S&P 500 with an NAV return of 24.84% versus 24.57%. The Fund outperformed 8 of the 10 S&P 500 sectors for the fiscal year ended 6/30/2014.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were Facebook Inc. (+171.22%), Micron Technology Inc. (+130.90%), and Cimarex Energy Co. (+117.38%), while the bottom three performers in this group were Coach Inc. (–38.34%), Avon Products Inc. (–29.91%), and Staples Inc. (–29.86%).

3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

	Average Annual Total Return
Fund Performance History (%)	As of June 30, 2014
	1 Year	5 Year	Since Inception (February 22, 2008)
Index
RevenueShares Large Cap Index™	25.58%	20.95%	8.48%
S&P 500 Index	24.57%	18.80%	8.35%
Fund
NAV Return	24.84%	20.28%	8.66%
Market Price	25.10%	20.25%	8.97%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Large Cap Fund’s annual operating expense ratio (gross) is 0.71% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares Mid Cap Fund™ (Ticker: RWK)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400® Index (“S&P MidCap 400”) by investing in the constituent securities of the S&P MidCap 400 in the same proportions as the RevenueShares Mid Cap Index™. The S&P MidCap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor’s®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P MidCap 400 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the S&P MidCap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The Fund’s fiscal year NAV return of 27.28% outperformed the S&P 400 return of 25.19%. The Fund has outperformed in 6 of 10 sectors for the fiscal year ended 6/30/2014.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were SunEdison Inc. (+165.26%), CARBO Ceramics Inc. (+137.48%), Trinity Industries Inc. (+132.79%), while the bottom three performers in this group were NeuStar Inc. (–47.89%), JC Penney Co Inc. (–45.87%), and American Eagles Outfitters Inc. (–36.64%).

5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

	Average Annual Total Return
Fund Performance History (%)	As of June 30, 2014
	1 Year	5 Year	Since Inception (February 22, 2008)
Index
RevenueShares Mid Cap Index™	28.15%	23.02%	11.99%
S&P MidCap 400 Index	25.19%	21.62%	11.25%
Fund
NAV Return	27.28%	22.15%	12.03%
Market Price	27.14%	22.13%	12.27%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Mid Cap Fund’s annual operating expense ratio (gross) is 0.80% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Mid Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

6

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares Small Cap Fund™ (Ticker: RWJ)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P SmallCap 600® Index (“S&P SmallCap 600”) by investing in the constituent securities of the S&P SmallCap 600 in the same proportions as the RevenueShares Small Cap Index™. The S&P SmallCap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor’s® based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P SmallCap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Small Cap Fund had a strong fiscal year generating NAV returns of 30.03% as of 6/30/14. This Fund outperformed the S&P SmallCap 600 by 4.52% during this period.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were GT Advanced Technologies Inc. (+357.56%), Lannett Co Inc. (+304.73%), Penn Virginia Corp. (+251.66%), while the bottom three performers in this group were Aeropostale Inc. (–74.62%), Liquidity Services Inc., (–54.53%), and Francesca’s Holdings Corp. (–47.23%).

7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

	Average Annual Total Return
Fund Performance History (%)	As of June 30, 2014
	1 Year	5 Year	Since Inception (February 22, 2008)
Index
RevenueShares Small Cap Index™	30.73%	24.67%	14.92%
S&P SmallCap 600 Index	25.51%	21.94%	11.55%
Fund
NAV Return	30.03%	23.85%	14.52%
Market Price	30.38%	23.83%	14.72%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Small Cap Fund’s annual operating expense ratio (gross) is 0.79% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Small Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

8

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares Financials Sector Fund™ (Ticker: RWW)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index by investing in the constituent securities of the S&P 500® Financials Index in the same proportions as the RevenueShares Financials Sector Index™. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the S&P 500® Financials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the S&P 500® Financials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Financial Sector Fund had an NAV return of 19.44% for the fiscal year ended 6/30/2014 compared to the S&P 500® Financials Index return of 19.09%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were Legg Mason Inc. (+66.04%), E*TRADE Financial Corp. (+65.83%), McGraw Hill Financial Inc. (+56.05%), while the bottom three performers in this group were HCP Inc. (–3.03%), Citigroup Inc. (-2.30%), and Ventas Inc. (–2.12%).

9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

	Average Annual Total Return
Fund Performance History (%)	As of June 30, 2014
	1 Year	5 Year	Since Inception (November 10, 2008)
Index
RevenueShares Financials Sector Index™	20.08%	17.62%	16.14%
S&P 500 Financials Index	19.09%	15.62%	13.38%
Fund
NAV Return	19.44%	17.03%	12.87%
Market Price	19.32%	17.04%	12.85%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Financials Sector Fund’s annual operating expense ratio (gross) is 1.03% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Financials Sector Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

10

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares ADR Fund™ (Ticker: RTR)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by investing in the constituent securities of the S&P ADR Index in the same proportions as the RevenueShares ADR Index™. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares ADR Fund had an NAV return of 25.38% versus 23.75% for the S&P ADR Index for the fiscal year ended 6/30/2014.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were Shire PLC.(+148.91%), Nokia OYJ.(+108.52%), Alcatel-Lucent (+106.77%), while the bottom three performers in this group were Cencosud SA (–30.23%), Sociedad Quimica y Minera de Chile SA. (–24.71%), and Cia de Minas Buenaventura SA. (–21.14%).

11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

	Average Annual Total Return
Fund Performance History (%)	As of June 30, 2014
	1 Year	5 Year	Since Inception (November 18, 2008)
Index
RevenueShares ADR Index™	26.37%	10.92%	15.76%
S&P ADR Index	23.75%	11.44%	16.99%
Fund
NAV Return	25.38%	10.10%	12.74%
Market Price	25.39%	10.06%	12.70%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the ADR Fund’s annual operating expense ratio (gross) is 1.06% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares ADR Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

12

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares Navellier Overall A-100 Fund™ (Ticker: RWV)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Index by investing in the constituent securities of the Navellier Overall A-100 Index in the same proportions as the RevenueShares Navellier Overall A-100 Index™. The Navellier Overall A-100 Index is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or NYSE MKT that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Index.

The RevenueShares Navellier Overall A-100 Fund’s bias towards momentum and growth stocks resulted in an NAV return of 26.37% for the fiscal year ended 6/30/14.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were Bitauto Holdings Ltd.(+332.12%), Lannet Co Inc.(+304.73%), Methode Electronic Inc. (+123.88%), while the bottom three performers in this group were PowerSecure International Inc. (–59.44%), Overstock.Com Inc. (–46.86%), and NuSkin Enterprises Inc. (–44.03%).

13

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Average Annual Total Return As of June 30, 2014
	1 Year	5 Year	Since Inception (January 21, 2009)
Index
RevenueShares Navellier Overall A-100 Index™	27.06%	17.65%	16.78%
Navellier Overall A-100 Index	36.93%	13.57%	15.05%
Fund
NAV Return	26.37%	16.44%	17.15%
Market Price	26.61%	16.44%	17.15%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Navellier Overall A-100 Fund’s annual operating expense ratio (gross) is 1.43% and the net expense ratio is 0.60%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Navellier Overall A-100 Index™ returns became publicly available on December 31, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

14

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2014

RevenueShares Ultra Dividend Fund™ (Ticker: RDIV)

The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Ultra Dividend Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying the top 60 securities from the S&P 900® Index (the “Benchmark Index”) with the highest average of the 1-year trailing dividend yields for the current quarter and each of the past three quarters (excluding securities that have issued a special dividend over that time period), which are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The RevenueShares Ultra Dividend Fund had an NAV return of 17.46% for the fiscal year ended 6/30/2014 compared to the S&P 900® Index return of 16.46%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2014, the top three performers were Pepco Holdings Inc. (+54.69%), Frontier Communications Corp. (+44.58%), Lorillard Inc. (+39.68%), while the bottom three performers in this group were Diamond Offshore Drilling. (–16.83%), Compuware Corp. (–6.56%), and Newmont Mining Corp. (–6.12%).

15

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — concluded

Fund Performance History (%)	Total Return As of June 30, 2014*
Since Inception (October 1, 2013)
Index
RevenueShares Ultra Dividend Index™	17.56%
S&P 900 Index	16.46%
Fund
NAV Return	17.46%
Market Price	17.58%

Each of the time periods referenced in above charts represents all available data for the respective index.

* Not annualized.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Ultra Dividend Fund’s annual operating expense ratio (gross) is 0.76% and net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2014. For the Fund’s most recent month-end performance, please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Ultra Dividend Index™ returns became publicly available on October 1, 2013. Index returns do not represent Fund returns. One cannot invest directly in an index.

16

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2014 to June 30, 2014.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2014	Ending Account Value 06/30/2014	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,060.10	0.49%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,071.70	0.54%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,044.60	0.54%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,033.50	0.49%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares ADR Fund
Actual	$1,000.00	$1,073.60	0.49%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,058.20	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
RevenueShares Ultra Dividend Fund
Actual	$1,000.00	$1,118.90	0.49%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

†	Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
17

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED )

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Automobile & Components	3.7%	Automobiles & Components	0.3%	Automobiles & Components	0.8%
Banks	4.3	Banks	2.0	Banks	2.5
Capital Goods	8.4	Capital Goods	12.6	Capital Goods	12.3
Commercial & Professional Services	0.6	Commercial & Professional Services	4.1	Commercial & Professional Services	6.2
Consumer Durables & Apparel	1.3	Consumer Durables & Apparel	3.3	Consumer Durables & Apparel	4.4
Consumer Services	1.2	Consumer Services	2.0	Consumer Services	5.0
Diversified Financials	4.3	Diversified Financials	1.6	Diversified Financials	2.2
Energy	13.7	Energy	7.1	Energy	4.3
Food & Staples Retailing	8.7	Food & Staples Retailing	1.9	Food & Staples Retailing	2.4
Food, Beverage & Tobacco	4.4	Food, Beverage & Tobacco	2.6	Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	8.7	Health Care Equipment & Services	7.3	Health Care Equipment & Services	9.3
Household & Personal Products	1.4	Household & Personal Products	0.6	Household & Personal Products	0.4
Insurance	4.2	Insurance	6.4	Insurance	2.1
Materials	4.0	Materials	8.7	Materials	7.6
Media	3.0	Media	1.7	Media	0.6
Money Market Fund	0.3	Money Market Fund	5.2	Money Market Fund	5.5
Pharmaceuticals, Biotechnology		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.3	Life Sciences	1.4	Life Sciences	1.2
Real Estate Investment Trusts	0.5	Real Estate	— †	Real Estate Investment Trusts	1.7
Real Estate Management &		Real Estate Investment Trusts	1.6	Real Estate Management &
Development	0.1	Real Estate Management &		Development	0.1
Retailing	5.5	Development	0.4	Retailing	10.9
Semiconductors & Semiconductor		Retailing	9.8	Semiconductors & Semiconductor
Equipment	1.2	Semiconductors & Semiconductor		Equipment	1.7
Software & Services	4.4	Equipment	1.6	Software & Services	4.6
Technology Hardware &		Software & Services	3.8	Technology Hardware &
Equipment	4.6	Technology Hardware &		Equipment	9.5
Telecommunication Services	2.6	Equipment	12.3	Telecommunication Services	0.7
Transportation	2.2	Telecommunication Services	0.5	Transportation	3.7
Utilities	3.2	Transportation	2.6	Utilities	2.9
Total Investments	99.8	Utilities	3.6	Total Investments	105.4
Other Assets in Excess of		Total Investments	105.0	Liabilities in Excess of
Liabilities	0.2	Liabilities in Excess of		Other Assets	(5.4)
Net Assets	100.0%	Other Assets	(5.0)	Net Assets	100.0%
		Net Assets	100.0%

RevenueShares Financials Sector Fund

% of Net Assets
Industry
Capital Markets	11.1%
Commercial Banks	33.1
Consumer Finance	5.3
Diversified Financial Services	14.6
Insurance	30.8
Media	0.3
Money Market Fund	— †
Paper & Forest Products	0.6
Real Estate Investment Trusts	3.2
Real Estate Management &
Development	0.5
Thrifts & Mortgage Finance	0.2
Total Investments	99.7
Other Assets in Excess of
Liabilities	0.3
Net Assets	100.0%

18

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED ) — concluded

RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund		RevenueShares Ultra Dividend Fund

% of		% of			% of Net Assets
Industry	Net Assets	Industry	Net Assets	Industry
Automobiles & Components	6.8%	Automobiles & Components	1.8%	Banks	0.9%
Banks	11.8	Banks	2.4	Commercial & Professional Services	3.9
Capital Goods	1.4	Capital Goods	12.7	Consumer Durables & Apparel	2.7
Consumer Durables & Apparel	1.5	Commercial & Professional Services	0.5	Consumer Services	1.8
Consumer Services	0.3	Consumer Durables & Apparel	5.3	Diversified Financials	0.6
Diversified Financials	3.2	Consumer Services	0.2	Energy	11.5
Energy	36.8	Diversified Financials	—†	Food, Beverage & Tobacco	11.4
Food & Staples Retailing	0.8	Energy	10.2	Insurance	1.9
Food, Beverage & Tobacco	3.3	Food & Staples Retailing	0.1	Materials	1.9
Health Care Equipment & Services	0.6	Food, Beverage & Tobacco	7.7	Money Market Fund	1.4
Insurance	4.7	Health Care Equipment & Services	7.4	Real Estate Investment Trusts	4.2
Materials	6.8	Insurance	0.5	Software & Services	—†
Media	1.0	Materials	4.0	Technology Hardware &
Money Market Fund	15.2	Media	3.4	Equipment	0.3
Pharmaceuticals, Biotechnology &		Money Market Fund	4.5	Telecommunication Services	16.2
Life Sciences	3.2	Pharmaceuticals, Biotechnology &		Utilities	42.4
Real Estate	0.3	Life Sciences	10.2	Total Investments	101.1
Semiconductors & Semiconductor		Retailing	3.7	Liabilities in Excess of
Equipment	0.6	Semiconductors & Semiconductor		Other Assets	(1.1)
Software & Services	0.5	Equipment	3.6	Net Assets	100.0%
Technology Hardware &		Software & Services	5.1
Equipment	2.3	Technology Hardware &
Telecommunication Services	10.4	Equipment	8.6
Transportation	0.6	Transportation	12.4
Utilities	1.4	Total Investments	104.3
Total Investments	113.5	Liabilities in Excess of
Liabilities in Excess of		Other Assets	(4.3)
Other Assets	(13.5)	Net Assets	100.0%
Net Assets	100.0%

† Less than 0.05%

19

SCHEDULE OF INVESTMENTS

REVENUE SHARES LARGE CAP FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—3.7%
BorgWarner, Inc.	2,759	$179,859
Delphi Automotive PLC	5,791	398,073
Ford Motor Co.	205,238	3,538,303
General Motors Co.	90,337	3,279,233
Goodyear Tire & Rubber Co.	16,360	454,481
Harley-Davidson, Inc.	2,015	140,748
Johnson Controls, Inc.	20,203	1,008,736
Total Automobiles & Components		8,999,433

Banks—4.3%
Bank of America Corp.	139,524	2,144,484
BB&T Corp.	6,156	242,731
Citigroup, Inc.	36,914	1,738,649
Comerica, Inc.	1,202	60,292
Fifth Third Bancorp	7,617	162,623
Hudson City Bancorp, Inc.	3,202	31,476
Huntington Bancshares, Inc.	6,996	66,742
JPMorgan Chase & Co.	42,277	2,436,001
KeyCorp	7,150	102,460
M&T Bank Corp.	921	114,250
People’s United Financial, Inc.	2,103	31,903
PNC Financial Services Group, Inc.	4,399	391,731
Regions Financial Corp.	12,204	129,606
SunTrust Banks, Inc.	4,943	198,017
U.S. Bancorp	11,279	488,606
Wells Fargo & Co.	39,163	2,058,407
Zions Bancorporation	1,788	52,692
Total Banks		10,450,670

Capital Goods—8.4%
3M Co.	5,019	718,922
Allegion PLC	863	48,915
AMETEK, Inc.	1,608	84,066
Boeing Co.	14,611	1,858,958
Caterpillar, Inc.	12,120	1,317,080
Cummins, Inc.	2,645	408,097
Danaher Corp.	5,635	443,644
Deere & Co.	9,550	864,752
Dover Corp.	2,213	201,272
Eaton Corp. PLC	6,753	521,197
Emerson Electric Co.	8,535	566,383
Fastenal Co.	1,599	79,134
Flowserve Corp.	1,481	110,112
Fluor Corp.	7,711	592,976
General Dynamics Corp.	6,055	705,710
General Electric Co.	124,647	3,275,723
Honeywell International, Inc.	9,740	905,333
Illinois Tool Works, Inc.	3,916	342,885
Ingersoll-Rand PLC	4,954	309,675
Jacobs Engineering Group, Inc.*	5,158	274,818
Joy Global, Inc.(a)	1,768	108,873
L-3 Communications Holdings, Inc.	2,333	281,710
Lockheed Martin Corp.	6,388	1,026,743
Masco Corp.	8,773	194,761
Northrop Grumman Corp.	4,657	557,117
PACCAR, Inc.	6,389	401,421
Pall Corp.	739	63,103
Parker Hannifin Corp.	2,386	299,992
Pentair PLC	2,323	167,535

Investments	Shares	Value
Precision Castparts Corp.	788	$198,891
Quanta Services, Inc.*	4,528	156,578
Raytheon Co.	5,683	524,257
Rockwell Automation, Inc.	1,209	151,318
Rockwell Collins, Inc.	1,354	105,802
Roper Industries, Inc.	551	80,452
Snap-on, Inc.	667	79,053
Stanley Black & Decker, Inc.	2,952	259,245
Textron, Inc.	7,150	273,773
United Technologies Corp.	12,501	1,443,240
W.W. Grainger, Inc.	874	222,232
Xylem, Inc./NY	2,93	89,610
Total Capital Goods		20,315,358

Commercial & Professional Services—0.6%
ADT Corp. (The)	2,274	79,453
Cintas Corp.	1,603	101,855
Dun & Bradstreet Corp.	390	42,978
Equifax, Inc.	763	55,348
Iron Mountain, Inc.	2,334	82,740
Nielsen NV	2,885	139,663
Pitney Bowes, Inc.	3,420	94,460
Republic Services, Inc.	5,306	201,469
Robert Half International, Inc.	2,118	101,113
Stericycle, Inc.*	461	54,592
Tyco International Ltd.	5,306	241,954
Waste Management, Inc.	7,388	330,465
Total Commercial & Professional Services		1,526,090

Consumer Durables & Apparel—1.3%
Coach, Inc.	2,342	80,073
D.R. Horton, Inc.	6,633	163,039
Fossil Group, Inc.*	582	60,831
Garmin Ltd.(a)	1,036	63,092
Harman International Industries, Inc.	1,021	109,686
Hasbro, Inc.	1,824	96,763
Leggett & Platt, Inc.	2,560	87,757
Lennar Corp., Class A	3,595	150,918
Mattel, Inc.	3,858	150,346
Michael Kors Holdings Ltd.*	659	58,420
Mohawk Industries, Inc.*	1,355	187,451
Newell Rubbermaid, Inc.	4,223	130,871
NIKE, Inc., Class B	7,965	617,686
PulteGroup, Inc.	6,688	134,830
PVH Corp.	1,336	155,778
Ralph Lauren Corp.	1,069	171,778
Under Armour, Inc., Class A*	1,006	59,847
VF Corp.	4,356	274,428
Whirlpool Corp.	3,165	440,631
Total Consumer Durables & Apparel		3,194,225

Consumer Services—1.2%
Carnival Corp.	9,292	349,844
Chipotle Mexican Grill, Inc.*	167	98,949
Darden Restaurants, Inc.	4,188	193,779
Graham Holdings Co., Class B	154	110,589
H&R Block, Inc.	2,060	69,051
Marriott International, Inc., Class A	4,765	305,436
McDonald’s Corp.	6,459	650,680
Starbucks Corp.	4,634	358,579

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Consumer Services (continued)
Starwood Hotels & Resorts
Worldwide, Inc.	1,735	$140,223
Wyndham Worldwide Corp.	1,597	120,925
Wynn Resorts Ltd.	694	144,046
Yum! Brands, Inc.	3,855	313,026
Total Consumer Services		2,855,127

Diversified Financials—4.3%
American Express Co.	8,635	819,203
Ameriprise Financial, Inc.	2,286	274,320
Bank of New York Mellon Corp.	10,046	376,524
Berkshire Hathaway, Inc., Class B*	33,702	4,265,325
BlackRock, Inc.	779	248,968
Capital One Financial Corp.	6,808	562,341
Charles Schwab Corp.	4,918	132,442
CME Group, Inc.	994	70,524
Discover Financial Services	3,533	218,975
E*TRADE Financial Corp.*	2,213	47,048
Franklin Resources, Inc.	3,305	191,161
Goldman Sachs Group, Inc.	5,499	920,753
Intercontinental Exchange, Inc.	301	56,859
Invesco Ltd.	3,013	113,741
Legg Mason, Inc.	1,223	62,752
Leucadia National Corp.	10,497	275,231
McGraw Hill Financial, Inc.	1,404	116,574
Moody’s Corp.	834	73,109
Morgan Stanley	26,873	868,804
NASDAQ OMX Group, Inc.	2,094	80,870
Navient Corp.	7,963	141,025
Northern Trust Corp.	1,594	102,351
State Street Corp.	3,589	241,396
T. Rowe Price Group, Inc.	1,035	87,364
Total Diversified Financials		10,347,660

Energy—13.7%

Anadarko Petroleum Corp.	3,273	358,295
Apache Corp.	3,660	368,269
Baker Hughes, Inc.	7,311	544,304
Cabot Oil & Gas Corp.	1,279	43,665
Cameron International Corp.*	3,590	243,079
Chesapeake Energy Corp.	14,360	446,309
Chevron Corp.	36,859	4,811,942
Cimarex Energy Co.	387	55,519
ConocoPhillips	15,327	1,313,984
CONSOL Energy, Inc.	2,037	93,845
Denbury Resources, Inc.	3,259	60,161
Devon Energy Corp.	3,617	287,190
Diamond Offshore Drilling, Inc.	1,372	68,092
Ensco PLC, Class A	2,134	118,586
EOG Resources, Inc.	3,102	362,500
EQT Corp.	493	52,702
Exxon Mobil Corp.	88,358	8,895,883
FMC Technologies, Inc.*	2,844	173,683
Halliburton Co.	10,076	715,497
Helmerich & Payne, Inc.	709	82,322
Hess Corp.	3,946	390,220
Kinder Morgan, Inc./Delaware	9,928	359,989
Marathon Oil Corp.	8,466	337,963
Marathon Petroleum Corp.	23,338	1,821,998
Murphy Oil Corp.	4,535	301,487
Nabors Industries Ltd.	5,229	153,576

Investments	Shares	Value
National Oilwell Varco, Inc.	6,960	$573,156
Newfield Exploration Co.*	712	31,470
Noble Corp. PLC	3,093	103,801
Noble Energy, Inc.	1,514	117,274
Occidental Petroleum Corp.	5,572	571,854
ONEOK, Inc.	5,151	350,680
Peabody Energy Corp.	5,401	88,306
Phillips 66	42,883	3,449,080
Pioneer Natural Resources Co.	408	93,763
QEP Resources, Inc.	2,233	77,039
Range Resources Corp.	539	46,866
Rowan Cos. PLC, Class A	1,134	36,209
Schlumberger Ltd.	9,965	1,175,372
Southwestern Energy Co.*	1,846	83,975
Spectra Energy Corp.	3,207	136,233
Tesoro Corp.	15,511	910,030
Transocean Ltd.(a)	2,006	90,330
Valero Energy Corp.	56,529	2,832,103
Williams Cos., Inc.	2,740	159,495
Total Energy		33,388,096

Food & Staples Retailing—8.7%
Costco Wholesale Corp.	21,374	2,461,430
CVS Caremark Corp.	39,253	2,958,499
Kroger Co.	45,919	2,269,776
Safeway, Inc.	25,255	867,257
Sysco Corp.	28,229	1,057,176
Walgreen Co.	22,673	1,680,749
Wal-Mart Stores, Inc.	126,189	9,473,008
Whole Foods Market, Inc.	7,022	271,260
Total Food & Staples Retailing		21,039,155

Food, Beverage & Tobacco—4.4%
Altria Group, Inc.	9,592	402,288
Archer-Daniels-Midland Co.	45,923	2,025,663
Brown-Forman Corp., Class B	712	67,049
Campbell Soup Co.	4,013	183,835
Coca-Cola Co.	25,913	1,097,675
Coca-Cola Enterprises, Inc.	4,043	193,175
ConAgra Foods, Inc.	13,040	387,027
Constellation Brands, Inc., Class A*	782	68,918
Dr Pepper Snapple Group, Inc.	2,334	136,726
General Mills, Inc.	7,702	404,663
Hershey Co.	1,684	163,971
Hormel Foods Corp.	4,185	206,530
J.M. Smucker Co.	1,293	137,795
Kellogg Co.	5,118	336,253
Keurig Green Mountain, Inc.	862	107,414
Kraft Foods Group, Inc.	7,030	421,448
Lorillard, Inc.	1,817	110,782
McCormick & Co., Inc.	1,351	96,718
Mead Johnson Nutrition Co.	1,088	101,369
Molson Coors Brewing Co., Class B	1,342	99,523
Mondelez International, Inc., Class A	21,907	823,922
Monster Beverage Corp.*	761	54,054
PepsiCo, Inc.	17,217	1,538,167
Philip Morris International, Inc.	7,807	658,208
Reynolds American, Inc.	3,113	187,870
Tyson Foods, Inc., Class A	21,232	797,049
Total Food, Beverage & Tobacco		10,808,092

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Health Care Equipment & Services—8.7%
Abbott Laboratories	12,362	$505,606
Aetna, Inc.	14,838	1,203,065
AmerisourceBergen Corp.	31,177	2,265,321
Baxter International, Inc.	4,980	360,054
Becton Dickinson & Co.	1,612	190,700
Boston Scientific Corp.*	13,194	168,487
C.R. Bard, Inc.	544	77,797
Cardinal Health, Inc.	32,092	2,200,228
CareFusion Corp.*	1,882	83,467
Cerner Corp.*	1,363	70,304
Cigna Corp.	8,352	768,133
Covidien PLC	3,304	297,955
DaVita HealthCare Partners, Inc.*	3,906	282,482
DENTSPLY International, Inc.	1,441	68,231
Edwards Lifesciences Corp.*	597	51,246
Express Scripts Holding Co.*	32,955	2,284,770
Humana, Inc.	7,845	1,001,963
Intuitive Surgical, Inc.*	123	50,651
Laboratory Corp. of America Holdings*	1,342	137,421
McKesson Corp.	15,568	2,898,917
Medtronic, Inc.	6,059	386,322
Patterson Cos., Inc.	2,149	84,907
Quest Diagnostics, Inc.	2,829	166,034
St. Jude Medical, Inc.	1,904	131,852
Stryker Corp.	2,490	209,957
Tenet Healthcare Corp.*	6,147	288,540
UnitedHealth Group, Inc.	35,908	2,935,479
Varian Medical Systems, Inc.*	845	70,253
WellPoint, Inc.	15,503	1,668,278
Zimmer Holdings, Inc.	1,038	107,807
Total Health Care Equipment & Services		21,016,227

Household & Personal Products—1.4%
Avon Products, Inc.	6,707	97,989
Clorox Co.	1,450	132,530
Colgate-Palmolive Co.	5,860	399,535
Estee Lauder Cos., Inc., Class A	3,145	233,548
Kimberly-Clark Corp.	4,357	484,586
Procter & Gamble Co.	24,619	1,934,807
Total Household & Personal Products		3,282,995

Insurance—4.2%
ACE Ltd.	4,297	445,599
Aflac, Inc.	8,684	540,579
Allstate Corp.	13,781	809,220
American International Group, Inc.	27,490	1,500,404
AON PLC	3,051	274,865
Assurant, Inc.	3,209	210,350
Chubb Corp.	3,445	317,526
Cincinnati Financial Corp.	2,212	106,265
Genworth Financial, Inc., Class A*	12,496	217,430
Hartford Financial Services Group, Inc.	14,032	502,486
Lincoln National Corp.	5,527	284,309
Loews Corp.	8,031	353,444
Marsh & McLennan Cos., Inc.	5,583	289,311
MetLife, Inc.	28,037	1,557,736
Principal Financial Group, Inc.	4,494	226,857
Progressive Corp.	16,607	421,154
Prudential Financial, Inc.	11,457	1,017,038

Investments	Shares	Value
Torchmark Corp.	1,104	$90,440
Travelers Cos., Inc.	6,488	610,326
Unum Group	6,849	238,071
XL Group PLC	5,202	170,261
Total Insurance		10,183,671

Materials—4.0%
Air Products & Chemicals, Inc.	1,830	235,375
Airgas, Inc.	1,086	118,276
Alcoa, Inc.	36,566	544,468
Allegheny Technologies, Inc.	2,206	99,491
Avery Dennison Corp.	2,835	145,294
Ball Corp.	3,235	202,770
Bemis Co., Inc.	2,846	115,718
CF Industries Holdings, Inc.	527	126,759
Dow Chemical Co.	25,622	1,318,508
E.I. du Pont de Nemours & Co.	12,278	803,472
Eastman Chemical Co.	2,493	217,764
Ecolab, Inc.	2,955	329,010
FMC Corp.	1,261	89,771
Freeport-McMoRan Copper &
Gold, Inc.	14,381	524,906
International Flavors & Fragrances, Inc.	700	72,996
International Paper Co.	13,867	699,867
LyondellBasell Industries NV, Class A	10,520	1,027,278
MeadWestvaco Corp.	2,960	131,010
Monsanto Co.	2,888	360,249
Mosaic Co. (The)	3,156	156,064
Newmont Mining Corp.	5,164	131,372
Nucor Corp.	8,915	439,064
Owens-Illinois, Inc.*	4,789	165,891
PPG Industries, Inc.	1,771	372,176
Praxair, Inc.	2,142	284,543
Sealed Air Corp.	5,231	178,743
Sherwin-Williams Co. (The)	1,205	249,327
Sigma-Aldrich Corp.	653	66,266
United States Steel Corp.(a)	15,871	413,281
Vulcan Materials Co.	1,023	65,216
Total Materials		9,684,925

Media—3.0%
Cablevision Systems Corp., Class A(a)	8,427	148,737
CBS Corp., Class B	5,874	365,010
Comcast Corp., Class A	29,432	1,579,910
DIRECTV*	8,793	747,493
Discovery Communications, Inc.,
Class A*	1,802	133,853
Gannett Co., Inc.	4,217	132,034
Interpublic Group of Cos., Inc.	8,639	168,547
News Corp., Class A*	11,263	202,058
Omnicom Group, Inc.	4,825	343,636
Scripps Networks Interactive, Inc.,
Class A	757	61,423
Time Warner Cable, Inc.	3,610	531,753
Time Warner, Inc.	10,259	720,695
Twenty-First Century Fox, Inc.,
Class A	20,491	720,259
Viacom, Inc., Class B	3,698	320,727
Walt Disney Co.	12,820	1,099,187
Total Media		7,275,322

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AbbVie, Inc.	8,198	$462,695
Actavis PLC*	1,035	230,857
Agilent Technologies, Inc.	2,701	155,145
Alexion Pharmaceuticals, Inc.*	282	44,062
Allergan, Inc.	1,059	179,204
Amgen, Inc.	3,755	444,479
Biogen Idec, Inc.*	585	184,456
Bristol-Myers Squibb Co.	7,985	387,352
Celgene Corp.*	1,904	163,515
Eli Lilly & Co.	8,656	538,144
Forest Laboratories, Inc.*	771	76,329
Gilead Sciences, Inc.*	4,000	331,640
Hospira, Inc.*	1,872	96,165
Johnson & Johnson	16,172	1,691,915
Merck & Co., Inc.	17,466	1,010,408
Mylan, Inc.*	3,239	167,003
PerkinElmer, Inc.	1,104	51,711
Perrigo Co. PLC	626	91,246
Pfizer, Inc.	39,857	1,182,956
Regeneron Pharmaceuticals, Inc.*	185	52,257
Thermo Fisher Scientific, Inc.	2,701	318,718
Vertex Pharmaceuticals, Inc.*	389	36,831
Waters Corp.*	447	46,685
Zoetis, Inc.	3,276	105,717
Total Pharmaceuticals, Biotechnology &
Life Sciences		8,049,490

Real Estate Investment Trusts—0.5%
American Tower Corp.	948	85,301
Apartment Investment &
Management Co., Class A	757	24,428
AvalonBay Communities, Inc.	289	41,093
Boston Properties, Inc.	468	55,308
Crown Castle International Corp.	1,015	75,374
Equity Residential	973	61,299
Essex Property Trust, Inc.	114	21,080
General Growth Properties, Inc.	2,498	58,853
HCP, Inc.	1,224	50,649
Health Care REIT, Inc.	1,143	71,632
Host Hotels & Resorts, Inc.	5,513	121,341
Kimco Realty Corp.	1,001	23,003
Macerich Co. (The)	400	26,700
Plum Creek Timber Co., Inc.	712	32,111
Prologis, Inc.	976	40,104
Public Storage	308	52,776
Simon Property Group, Inc.	754	125,375
Ventas, Inc.	1,056	67,689
Vornado Realty Trust	615	65,639
Weyerhaeuser Co.(a)	6,474	214,225
Total Real Estate Investment Trusts		1,313,980

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A*	5,773	184,967

Retailing—5.5%
Amazon.com, Inc.*	4,763	1,546,927
AutoNation, Inc.*	7,346	438,409
AutoZone, Inc.*(a)	436	233,801
Bed Bath & Beyond, Inc.*	3,690	211,732
Best Buy Co., Inc.	31,780	985,498
CarMax, Inc.*	5,928	308,315

Investments	Shares	Value
Dollar General Corp.*	6,206	$355,976
Dollar Tree, Inc.*	3,275	178,357
Expedia, Inc.	1,489	117,274
Family Dollar Stores, Inc.	3,587	237,244
GameStop Corp., Class A(a)	5,111	206,842
Gap, Inc.	8,920	370,804
Genuine Parts Co.	3,907	343,035
Home Depot, Inc.	22,073	1,787,030
Kohl’s Corp.	8,467	446,042
L Brands, Inc.	4,280	251,065
Lowe’s Cos., Inc.	25,658	1,231,327
Macy’s, Inc.	11,223	651,158
Netflix, Inc.*	274	120,724
Nordstrom, Inc.	4,187	284,423
O’Reilly Automotive, Inc.*	1,064	160,238
PetSmart, Inc.	1,582	94,604
Priceline Group, Inc. (The)*	172	206,916
Ross Stores, Inc.	3,409	225,437
Staples, Inc.	13,694	148,443
Target Corp.	23,685	1,372,546
Tiffany & Co.	924	92,631
TJX Cos., Inc.	10,282	546,488
Tractor Supply Co.	869	52,488
TripAdvisor, Inc.*	256	27,817
Urban Outfitters, Inc.*	1,981	67,077
Total Retailing		13,300,668

Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	1,203	41,816
Analog Devices, Inc.	1,130	61,099
Applied Materials, Inc.	8,445	190,435
Avago Technologies Ltd.	886	63,854
Broadcom Corp., Class A	5,041	187,122
First Solar, Inc.*	1,410	100,195
Intel Corp.	41,029	1,267,796
KLA-Tencor Corp.	947	68,790
Lam Research Corp.	1,314	88,800
Linear Technology Corp.	654	30,784
Microchip Technology, Inc.(a)	822	40,122
Micron Technology, Inc.*	8,278	272,760
NVIDIA Corp.	5,257	97,465
Texas Instruments, Inc.	5,994	286,453
Xilinx, Inc.	1,082	51,189
Total Semiconductors & Semiconductor
Equipment		2,848,680

Software & Services—4.4%
Accenture PLC, Class A	8,579	693,526
Adobe Systems, Inc.*	1,300	94,068
Akamai Technologies, Inc.*	659	40,239
Alliance Data Systems Corp.*	411	115,594
Autodesk, Inc.*	964	54,350
Automatic Data Processing, Inc.	3,424	271,455
CA, Inc.	3,730	107,200
Citrix Systems, Inc.*	1,088	68,054
Cognizant Technology Solutions
Corp., Class A*	4,409	215,644
Computer Sciences Corp.	5,062	319,918
eBay, Inc.*	7,794	390,168
Electronic Arts, Inc.*	2,387	85,622
Facebook, Inc., Class A*	3,234	217,616

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Software & Services (continued)
Fidelity National Information Services, Inc.	2,633	$144,130
Fiserv, Inc.*	1,899	114,548
Google, Inc., Class A*	1,278	747,208
Google, Inc., Class C*	1,298	746,713
International Business Machines Corp.	10,211	1,850,948
Intuit, Inc.	1,257	101,226
MasterCard, Inc., Class A	2,716	199,545
Microsoft Corp.	45,192	1,884,506
Oracle Corp.	20,520	831,676
Paychex, Inc.	1,335	55,483
Red Hat, Inc.*	609	33,659
Salesforce.com, Inc.*	1,332	77,363
Symantec Corp.	7,324	167,720
Teradata Corp.*	1,475	59,295
Total System Services, Inc.	1,730	54,339
VeriSign, Inc.*	477	23,282
Visa, Inc., Class A	1,361	286,776
Western Union Co.	7,939	137,662
Xerox Corp.	40,067	498,434
Yahoo!, Inc.*	3,152	110,730
Total Software & Services		10,798,697

Technology Hardware & Equipment—4.6%
Amphenol Corp., Class A	1,162	111,947
Apple, Inc.	42,014	3,904,361
Cisco Systems, Inc.	46,112	1,145,883
Corning, Inc.	8,934	196,101
EMC Corp.	20,330	535,492
F5 Networks, Inc.*	356	39,673
FLIR Systems, Inc.	1,007	34,973
Harris Corp.	1,563	118,397
Hewlett-Packard Co.	75,881	2,555,672
Jabil Circuit, Inc.	20,434	427,071
Juniper Networks, Inc.*	4,609	113,105
Motorola Solutions, Inc.	2,967	197,513
NetApp, Inc.	4,144	151,339
QUALCOMM, Inc.	7,455	590,436
SanDisk Corp.	1,450	151,424
Seagate Technology PLC	5,820	330,693
TE Connectivity Ltd.	5,054	312,539
Western Digital Corp.	3,867	356,924
Total Technology Hardware & Equipment		11,273,543

Telecommunication Services—2.6%
AT&T, Inc.	85,728	3,031,342
CenturyLink, Inc.	9,233	334,235
Frontier Communications Corp.(a)	19,087	111,468
Verizon Communications, Inc.	57,538	2,815,334
Windstream Holdings, Inc.	13,801	137,458
Total Telecommunication Services		6,429,837

Transportation—2.2%
C.H. Robinson Worldwide, Inc.	4,728	301,599
CSX Corp.	9,170	282,528
Delta Air Lines, Inc.	22,498	871,123
Expeditors International of
Washington, Inc.	3,218	142,107
FedEx Corp.	7,041	1,065,867
Kansas City Southern	551	59,238
Norfolk Southern Corp.	2,534	261,078

Investments	Shares	Value
Ryder System, Inc.	1,720	$151,515
Southwest Airlines Co.	15,327	411,683
Union Pacific Corp.	5,155	514,211
United Parcel Service, Inc., Class B	12,719	1,305,732
Total Transportation		5,366,681

Utilities—3.2%
AES Corp.	24,758	384,987
AGL Resources, Inc.	2,343	128,935
Ameren Corp.	3,476	142,099
American Electric Power Co., Inc.	6,879	383,642
CenterPoint Energy, Inc.	8,334	212,850
CMS Energy Corp.	5,403	168,303
Consolidated Edison, Inc.	5,310	306,599
Dominion Resources, Inc.	4,352	311,255
DTE Energy Co.	3,329	259,229
Duke Energy Corp.	8,078	599,307
Edison International	5,196	301,940
Entergy Corp.	3,465	284,442
Exelon Corp.	16,354	596,594
FirstEnergy Corp.	8,703	302,168
Integrys Energy Group, Inc.	2,642	187,926
NextEra Energy, Inc.	3,620	370,978
NiSource, Inc.	3,735	146,935
Northeast Utilities	3,791	179,201
NRG Energy, Inc.	7,872	292,838
Pepco Holdings, Inc.	4,079	112,091
PG&E Corp.	7,655	367,593
Pinnacle West Capital Corp.	1,448	83,752
PPL Corp.	7,132	253,400
Public Service Enterprise Group, Inc.	6,095	248,615
SCANA Corp.	2,116	113,862
Sempra Energy	2,387	249,943
Southern Co.	9,309	422,442
TECO Energy, Inc.	3,699	68,358
Wisconsin Energy Corp.	2,459	115,376
Xcel Energy, Inc.	8,357	269,346
Total Utilities		7,865,006

Total Common Stocks
(Cost $176,144,892)		241,798,595

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.3%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $787,229)	787,229	787,229

Total Investments—99.8%
(Cost $176,932,121)		242,585,824
Other Assets in Excess of Liabilities—0.2%		383,709

Net Assets—100.0%		$242,969,533

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $769,974; total market value of the collateral held by the fund was $787,229.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS

REVENUE SHARES MID CAP FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
Gentex Corp.	6,952	$202,234
Thor Industries, Inc.	9,100	517,517
Total Automobiles & Components		719,751

Banks—2.0%
Associated Banc-Corp.	9,159	165,595
Astoria Financial Corp.	6,928	93,182
BancorpSouth, Inc.	4,755	116,830
Bank of Hawaii Corp.	1,624	95,312
Cathay General Bancorp	2,928	74,840
City National Corp.	2,627	199,021
Commerce Bancshares, Inc.	3,814	177,351
Cullen/Frost Bankers, Inc.	2,055	163,208
East West Bancorp, Inc.	4,651	162,738
First Horizon National Corp.	17,530	207,906
First Niagara Financial Group, Inc.	29,169	254,937
FirstMerit Corp.	9,280	183,280
Fulton Financial Corp.	10,220	126,626
Hancock Holding Co.	4,431	156,503
International Bancshares Corp.	3,388	91,476
New York Community Bancorp, Inc.(a)	19,313	308,622
PacWest Bancorp	1,239	53,488
Prosperity Bancshares, Inc.	1,773	110,990
Signature Bank*(a)	1,104	139,303
SVB Financial Group*	2,279	265,777
Synovus Financial Corp.	7,820	190,652
TCF Financial Corp.	12,565	205,689
Trustmark Corp.	3,938	97,229
Umpqua Holdings Corp.	5,139	92,091
Valley National Bancorp(a)	11,631	115,263
Washington Federal, Inc.	3,892	87,298
Webster Financial Corp.	4,623	145,809
Westamerica Bancorporation(a)	654	34,191
Total Banks		4,115,207

Capital Goods—12.6%
A.O. Smith Corp.	7,129	353,456
Acuity Brands, Inc.	2,621	362,353
Aecom Technology Corp.*	40,014	1,288,451
AGCO Corp.	31,192	1,753,614
Alliant Techsystems, Inc.	5,178	693,438
BE Aerospace, Inc.*	6,215	574,825
Carlisle Cos., Inc.	6,263	542,501
CLARCOR, Inc.	3,067	189,694
Crane Co.	5,911	439,542
Donaldson Co., Inc.	9,452	400,009
Esterline Technologies Corp.*	2,781	320,149
Exelis, Inc.	44,472	755,135
Fortune Brands Home & Security, Inc.	16,879	673,978
GATX Corp.	3,309	221,504
Graco, Inc.	2,383	186,065
Granite Construction, Inc.	10,015	360,340
Harsco Corp.	16,027	426,799
Hubbell, Inc., Class B	4,227	520,555
Huntington Ingalls Industries, Inc.	11,375	1,075,961
IDEX Corp.	4,190	338,301
ITT Corp.	8,824	424,434
KBR, Inc.	42,288	1,008,569

Investments	Shares	Value
Kennametal, Inc.	8,776	$406,153
Lennox International, Inc.	5,817	521,029
Lincoln Electric Holdings, Inc.	6,493	453,731
MSC Industrial Direct Co., Inc.,
Class A	4,371	418,042
Nordson Corp.	3,069	246,103
NOW, Inc.*	20,468	741,146
Oshkosh Corp.	22,059	1,224,936
Regal-Beloit Corp.	6,362	499,799
SPX Corp.	7,048	762,664
Terex Corp.(a)	29,793	1,224,492
Timken Co.	10,250	695,360
Trinity Industries, Inc.	18,568	811,793
Triumph Group, Inc.	8,552	597,101
United Rentals, Inc.*	7,803	817,208
URS Corp.	38,282	1,755,230
Valmont Industries, Inc.	3,272	497,180
Wabtec Corp.	5,171	427,073
Watsco, Inc.	6,019	618,512
Woodward, Inc.	6,415	321,905
Total Capital Goods		25,949,130

Commercial & Professional Services—4.1%
Clean Harbors, Inc.*	8,001	514,064
Copart, Inc.*	4,907	176,456
Corporate Executive Board Co.	2,025	138,145
Corrections Corp. of America	8,262	271,407
Deluxe Corp.	4,540	265,953
FTI Consulting, Inc.*	7,274	275,103
Herman Miller, Inc.	9,165	277,150
HNI Corp.	8,616	336,972
Manpower, Inc.	39,365	3,340,120
MSA Safety, Inc.	3,252	186,925
R.R. Donnelley & Sons Co.	95,883	1,626,176
Rollins, Inc.	7,156	214,680
Towers Watson & Co., Class A	5,264	548,667
Waste Connections, Inc.	6,701	325,333
Total Commercial & Professional Services		8,497,151

Consumer Durables & Apparel—3.3%
Brunswick Corp.	8,318	350,437
Carter’s, Inc.	6,278	432,743
Deckers Outdoor Corp.*(a)	3,173	273,925
Hanesbrands, Inc.	8,782	864,500
Jarden Corp.*	20,387	1,209,968
Kate Spade & Co.*	6,630	252,868
KB Home(a)	19,898	371,695
MDC Holdings, Inc.	9,310	282,000
NVR, Inc.*	623	716,824
Polaris Industries, Inc.	4,871	634,399
Tempur Sealy International, Inc.*	7,650	456,705
Toll Brothers, Inc.*	12,855	474,350
Tupperware Brands Corp.	5,176	433,231
Total Consumer Durables & Apparel		6,753,645

Consumer Services—2.0%
Apollo Education Group, Inc.*	19,358	604,937
Bally Technologies, Inc.*	2,520	165,614
Brinker International, Inc.	9,024	439,018
Cheesecake Factory, Inc.	6,626	307,579

The accompanying notes are an integral part of these financial statements.

25

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Consumer Services (continued)
DeVry Education Group, Inc.	7,246	$306,796
Domino’s Pizza, Inc.	4,136	302,300
International Game Technology	23,684	376,812
International Speedway Corp., Class A 3,076		102,369
Life Time Fitness, Inc.*(a)	4,124	201,004
Panera Bread Co., Class A*	2,635	394,802
Service Corp. International	21,082	436,819
Sotheby’s	3,627	152,298
Wendy’s Co. (The)	45,067	384,422
Total Consumer Services		4,174,770

Diversified Financials—1.6%
Affiliated Managers Group, Inc.*	1,827	375,266
CBOE Holdings, Inc.	1,919	94,434
Eaton Vance Corp.	6,046	228,478
Federated Investors, Inc., Class B(a)	4,691	145,046
Greenhill & Co., Inc.(a)	894	44,029
Janus Capital Group, Inc.(a)	11,808	147,364
MSCI, Inc., Class A*	3,682	168,820
Raymond James Financial, Inc.	15,080	765,008
SEI Investments Co.	5,767	188,985
SLM Corp.	105,473	876,481
Waddell & Reed Financial, Inc.,
Class A	3,756	235,088
Total Diversified Financials		3,268,999

Energy—7.1%
Atwood Oceanics, Inc.*	3,397	178,275
Bill Barrett Corp.*	3,300	88,374
CARBO Ceramics, Inc.(a)	787	121,292
Dresser-Rand Group, Inc.*	7,628	486,132
Dril-Quip, Inc.*	1,349	147,365
Energen Corp.	3,308	294,015
Gulfport Energy Corp.*	819	51,433
Helix Energy Solutions Group, Inc.*	5,842	153,703
HollyFrontier Corp.	57,587	2,515,976
Oceaneering International, Inc.	7,279	568,708
Oil States International, Inc.*	7,574	485,418
Patterson-UTI Energy, Inc.	12,645	441,816
Rosetta Resources, Inc.*	2,562	140,526
SM Energy Co.	4,770	401,157
Superior Energy Services, Inc.	20,211	730,426
Tidewater, Inc.	3,733	209,608
Unit Corp.*	3,408	234,573
World Fuel Services Corp.	139,318	6,858,625
WPX Energy, Inc.*	21,278	508,757
Total Energy		14,616,179

Food & Staples Retailing—1.9%
SUPERVALU, Inc.*	346,481	2,848,074
United Natural Foods, Inc.*	15,628	1,017,383
Total Food & Staples Retailing		3,865,457

Food, Beverage & Tobacco—2.6%
Dean Foods Co.	83,510	1,468,941
Flowers Foods, Inc.	29,141	614,292
Hain Celestial Group, Inc.*	3,349	297,190
Hillshire Brands Co.	10,244	638,201
Ingredion, Inc.	12,715	954,134

Investments	Shares	Value
Lancaster Colony Corp.	1,930	$183,659
Post Holdings, Inc.*(a)	3,475	176,912
Tootsie Roll Industries, Inc.(a)	3,019	88,879
Universal Corp.	6,945	384,406
WhiteWave Foods Co., Class A*	13,777	445,962
Total Food, Beverage & Tobacco		5,252,576

Health Care Equipment & Services—7.3%
Align Technology, Inc.*	559	31,326
Allscripts Healthcare Solutions, Inc.*	14,535	233,287
Community Health Systems, Inc.*(a)	51,291	2,327,073
Cooper Cos., Inc.	1,916	259,675
Health Net, Inc.*	44,802	1,861,075
Henry Schein, Inc.*	13,159	1,561,579
Hill-Rom Holdings, Inc.	6,751	280,234
HMS Holdings Corp.*	4,028	82,211
Hologic, Inc.*	15,810	400,783
IDEXX Laboratories, Inc.*(a)	1,738	232,145
LifePoint Hospitals, Inc.*	11,334	703,841
Mednax, Inc.*	5,711	332,095
Omnicare, Inc.	15,299	1,018,454
Owens & Minor, Inc.	42,347	1,438,951
ResMed, Inc.(a)	4,656	235,733
Sirona Dental Systems, Inc.*	2,304	189,988
STERIS Corp.	4,708	251,784
Teleflex, Inc.	2,645	279,312
Thoratec Corp.*	2,394	83,455
Universal Health Services, Inc., Class B	12,364	1,183,977
VCA Antech, Inc.*	8,279	290,510
WellCare Health Plans, Inc.*	21,880	1,633,561
Total Health Care Equipment & Services		14,911,049

Household & Personal Products—0.6%
Church & Dwight Co., Inc.	7,339	513,363
Energizer Holdings, Inc.	5,828	711,191
Total Household & Personal Products		1,224,554

Insurance—6.4%
Alleghany Corp.*	1,886	826,294
American Financial Group, Inc.	13,937	830,088
Arthur J. Gallagher & Co.	11,948	556,777
Aspen Insurance Holdings Ltd.	8,550	388,341
Brown & Brown, Inc.	7,326	224,982
Everest Re Group Ltd.	5,622	902,275
Fidelity National Financial, Inc.,
Class A	42,928	1,406,321
First American Financial Corp.	27,553	765,698
Hanover Insurance Group, Inc.	12,295	776,429
HCC Insurance Holdings, Inc.	8,550	418,437
Kemper Corp.	10,391	383,012
Mercury General Corp.	9,780	460,051
Old Republic International Corp.	52,967	876,074
Primerica, Inc.	4,341	207,717
Protective Life Corp.	9,580	664,181
Reinsurance Group of America, Inc.	21,233	1,675,284
RenaissanceRe Holdings Ltd.	2,075	222,025
StanCorp Financial Group, Inc.	7,026	449,664
W.R. Berkley Corp.	23,149	1,072,030
Total Insurance		13,105,680

The accompanying notes are an integral part of these financial statements.

26

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Materials—8.7%
Albemarle Corp.	5,962	$426,283
Aptargroup, Inc.	6,249	418,746
Ashland, Inc.	11,174	1,215,061
Cabot Corp.	9,582	555,660
Carpenter Technology Corp.	5,661	358,058
Cliffs Natural Resources, Inc.(a)	54,450	819,473
Commercial Metals Co.	61,182	1,059,060
Compass Minerals International, Inc.	2,029	194,256
Cytec Industries, Inc.	3,082	324,904
Domtar Corp.	6,412	274,754
Eagle Materials, Inc.	1,226	115,587
Greif, Inc., Class A	13,010	709,826
Louisiana-Pacific Corp.*	22,570	339,001
Martin Marietta Materials, Inc.(a)	2,654	350,461
Minerals Technologies, Inc.	2,518	165,130
NewMarket Corp.	977	383,092
Olin Corp.	14,236	383,233
Packaging Corp. of America	9,888	706,893
PolyOne Corp.	15,834	667,245
Rayonier Advanced Materials, Inc.*	3,328	128,960
Reliance Steel & Aluminum Co.	21,363	1,574,667
Rock-Tenn Co., Class A	15,069	1,591,136
Royal Gold, Inc.	605	46,053
RPM International, Inc.	14,920	689,006
Scotts Miracle-Gro Co., Class A	7,864	447,147
Sensient Technologies Corp.	4,388	244,499
Silgan Holdings, Inc.	12,246	622,342
Sonoco Products Co.	17,922	787,313
Steel Dynamics, Inc.	66,201	1,188,308
Valspar Corp.	8,839	673,443
Worthington Industries, Inc.	10,046	432,380
Total Materials		17,891,977

Media—1.7%
AMC Networks, Inc., Class A*	4,517	277,750
Cinemark Holdings, Inc.	13,196	466,611
DreamWorks Animation SKG, Inc.,
Class A*(a)	4,662	108,438
John Wiley & Sons, Inc., Class A	4,724	286,227
Lamar Advertising Co., Class A	3,955	209,615
Live Nation Entertainment, Inc.*	45,102	1,113,568
Meredith Corp.	5,415	261,870
New York Times Co., Class A	17,562	267,118
Time, Inc.*	24,255	587,456
Total Media		3,578,653

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Bio-Rad Laboratories, Inc., Class A*	2,865	342,969
Charles River Laboratories
International, Inc.*	3,521	188,444
Covance, Inc.*	4,872	416,946
Cubist Pharmaceuticals, Inc.*	2,560	178,739
Endo International PLC*	6,325	442,877
Mallinckrodt PLC*(a)	5,731	458,595
Mettler-Toledo International, Inc.*	1,575	398,758
Salix Pharmaceuticals Ltd.*	1,524	187,985
Techne Corp.	592	54,801
United Therapeutics Corp.*	2,157	190,873
Total Pharmaceuticals, Biotechnology &
Life Sciences		2,860,987

Investments	Shares	Value
Real Estate—0.0%†
Alexander & Baldwin, Inc.	1,747	$72,413

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc.	1,376	106,833
American Campus Communities, Inc.	2,895	110,705
BioMed Realty Trust, Inc.	4,715	102,929
Camden Property Trust	1,895	134,829
Corporate Office Properties Trust	3,073	85,460
Duke Realty Corp.	10,165	184,596
Equity One, Inc.	2,359	55,649
Extra Space Storage, Inc.	1,648	87,756
Federal Realty Investment Trust	887	107,256
Highwoods Properties, Inc.	2,239	93,926
Home Properties, Inc.	1,717	109,819
Hospitality Properties Trust	8,711	264,814
Kilroy Realty Corp.	1,270	79,096
Liberty Property Trust	3,214	121,907
Mack-Cali Realty Corp.	4,976	106,885
Mid-America Apartment
Communities, Inc.	1,697	123,966
National Retail Properties, Inc.(a)	1,755	65,268
Omega Healthcare Investors, Inc.	1,960	72,246
Potlatch Corp.	2,278	94,309
Rayonier, Inc.	5,780	205,479
Realty Income Corp.	2,982	132,460
Regency Centers Corp.	1,481	82,462
Senior Housing Properties Trust	5,167	125,506
SL Green Realty Corp.	2,151	235,341
Taubman Centers, Inc.	1,621	122,888
UDR, Inc.	4,473	128,062
Weingarten Realty Investors	2,566	84,267
Total Real Estate Investment Trusts		3,224,714

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	6,033	762,511

Retailing—9.8%
Aaron’s, Inc.	10,215	364,063
Abercrombie & Fitch Co., Class A(a)	16,797	726,470
Advance Auto Parts, Inc.	9,341	1,260,288
American Eagle Outfitters, Inc.	23,993	269,201
ANN, Inc.*	9,341	384,289
Ascena Retail Group, Inc.*	30,378	519,464
Big Lots, Inc.*	19,398	886,489
Cabela’s, Inc.*(a)	9,414	587,434
Chico’s FAS, Inc.	25,425	431,208
CST Brands, Inc.	58,933	2,033,188
Dick’s Sporting Goods, Inc.	21,410	996,850
Foot Locker, Inc.	20,241	1,026,623
Guess?, Inc.	10,984	296,568
HSN, Inc.	9,670	572,851
JC Penney Co., Inc.*(a)	223,105	2,019,100
LKQ Corp.*	33,515	894,515
Murphy USA, Inc.*	60,540	2,959,801
Office Depot, Inc.*	367,001	2,088,236
Rent-A-Center, Inc.	13,421	384,914
Signet Jewelers Ltd.	6,022	665,973
Williams-Sonoma, Inc.	9,552	685,642
Total Retailing		20,053,167

The accompanying notes are an integral part of these financial statements.

27

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.*(a)	207,836	$870,833
Atmel Corp.*	23,772	222,744
Cree, Inc.*(a)	4,773	238,411
Cypress Semiconductor Corp.*	10,561	115,220
Fairchild Semiconductor
International, Inc.*	14,265	222,534
Integrated Device Technology, Inc.*	5,215	80,624
International Rectifier Corp.*	5,664	158,026
Intersil Corp., Class A	6,119	91,479
RF Micro Devices, Inc.*	17,548	168,285
Semtech Corp.*	3,745	97,932
Silicon Laboratories, Inc.*	1,919	94,511
Skyworks Solutions, Inc.	6,276	294,721
SunEdison, Inc.*	15,466	349,532
Teradyne, Inc.	12,379	242,628
Total Semiconductors &
Semiconductor Equipment		3,247,480

Software & Services—3.8%
ACI Worldwide, Inc.*	2,704	150,964
Acxiom Corp.*	8,184	177,511
Advent Software, Inc.	1,932	62,925
ANSYS, Inc.*	1,891	143,376
AOL, Inc.*	10,062	400,367
Broadridge Financial Solutions, Inc.	9,806	408,322
Cadence Design Systems, Inc.*(a)	14,202	248,393
CommVault Systems, Inc.*	1,168	57,430
Compuware Corp.	14,403	143,886
Concur Technologies, Inc.*(a)	1,027	95,860
Convergys Corp.	16,404	351,702
Conversant, Inc.*(a)	4,015	101,981
CoreLogic, Inc.*	7,769	235,867
DST Systems, Inc.	4,681	431,448
Equinix, Inc.*	1,726	362,615
Factset Research Systems, Inc.(a)	1,227	147,584
Fair Isaac Corp.	1,970	125,607
Fortinet, Inc.*	4,253	106,878
Gartner, Inc.*	4,251	299,780
Global Payments, Inc.	5,506	401,112
Informatica Corp.*	4,250	151,512
Jack Henry & Associates, Inc.	3,148	187,086
Leidos Holdings, Inc.	5,059	193,962
Mentor Graphics Corp.	8,059	173,833
MICROS Systems, Inc.*	3,178	215,786
NeuStar, Inc., Class A*(a)	5,932	154,351
PTC, Inc.*	5,565	215,922
Rackspace Hosting, Inc.*	7,017	236,192
Rovi Corp.*	3,948	94,594
Science Applications International Corp.	16,061	709,254
Solarwinds, Inc.*	1,458	56,366
Solera Holdings, Inc.	2,124	142,627
Synopsys, Inc.*	8,211	318,751
TIBCO Software, Inc.*	8,421	169,852
VeriFone Systems, Inc.*	7,507	275,882
Wex, Inc.*	1,152	120,925
Total Software & Services		7,870,503

Technology Hardware & Equipment—12.3%
3D Systems Corp.*(a)	1,698	101,540
ADTRAN, Inc.	4,780	107,837

Investments	Shares	Value
ARRIS Group, Inc.*	21,720	$706,552
Arrow Electronics, Inc.*	57,558	3,477,079
Avnet, Inc.	95,393	4,226,864
Ciena Corp.*(a)	15,717	340,430
Diebold, Inc.	12,048	483,968
FEI Co.	1,699	154,150
Ingram Micro, Inc., Class A*	244,441	7,140,122
InterDigital, Inc./PA	1,169	55,878
Itron, Inc.*	8,005	324,603
JDS Uniphase Corp.*	22,957	286,274
Knowles Corp.*	6,657	204,636
Lexmark International, Inc., Class A	13,033	627,669
National Instruments Corp.	5,934	192,202
NCR Corp.*	30,336	1,064,490
Plantronics, Inc.	2,759	132,570
Polycom, Inc.*	18,108	226,893
Riverbed Technology, Inc.*	8,407	173,436
Tech Data Corp.*	67,459	4,217,537
Trimble Navigation Ltd.*	9,885	365,251
Vishay Intertechnology, Inc.	25,549	395,754
Zebra Technologies Corp., Class A*	2,234	183,903
Total Technology Hardware & Equipment		25,189,638

Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	29,772	777,347
tw telecom, Inc.*	6,283	253,268
Total Telecommunication Services		1,030,615

Transportation—2.6%
Alaska Air Group, Inc.	8,933	849,082
Con-Way, Inc.	18,095	912,169
Genesee & Wyoming, Inc., Class A*	2,418	253,890
JB Hunt Transport Services, Inc.	12,046	888,754
JetBlue Airways Corp.*(a)	84,341	915,100
Kirby Corp.*	3,156	369,694
Landstar System, Inc.	6,879	440,256
Old Dominion Freight Line, Inc.*	6,177	393,351
Werner Enterprises, Inc.	12,350	327,398
Total Transportation		5,349,694

Utilities—3.6%
Alliant Energy Corp.	9,137	556,078
Aqua America, Inc.	4,840	126,905
Atmos Energy Corp.	12,575	671,505
Black Hills Corp.	3,618	222,109
Cleco Corp.	3,292	194,063
Great Plains Energy, Inc.	15,393	413,610
Hawaiian Electric Industries, Inc.(a)	20,797	526,580
IDACORP, Inc.	3,617	209,171
MDU Resources Group, Inc.	21,609	758,476
National Fuel Gas Co.	4,024	315,079
OGE Energy Corp.	6,094	238,154
ONE Gas, Inc.	7,422	280,180
PNM Resources, Inc.	7,807	228,979
Questar Corp.	8,063	199,962
UGI Corp.	24,426	1,233,513
Vectren Corp.	10,106	429,505
Westar Energy, Inc.	10,650	406,724
WGL Holdings, Inc.	9,337	402,425
Total Utilities		7,413,018

The accompanying notes are an integral part of these financial statements.

28

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Total Common Stocks
(Cost $158,616,719)		$204,999,518
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $10,660,514)	10,660,514	10,660,514
Total Investments—105.0%
(Cost $169,277,233)		215,660,032
Liabilities in Excess of Other Assets—(5.0)%		(10,256,474)
Net Assets—100.0%		$205,403,558

PLC – Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $10,423,372; total market value of the collateral held by the fund was $10,660,514.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

29

SCHEDULE OF INVESTMENTS

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.8%
Dorman Products, Inc.*	6,297	$310,568
Drew Industries, Inc.	9,896	494,899
Spartan Motors, Inc.	45,376	206,007
Standard Motor Products, Inc.	10,631	474,887
Superior Industries International, Inc.	17,703	365,036
Winnebago Industries, Inc.*	16,193	407,739
Total Automobiles & Components		2,259,136

Banks—2.5%
Bank Mutual Corp.	8,091	46,928
Bank of the Ozarks, Inc.	4,141	138,516
Banner Corp.	2,538	100,581
BBCN Bancorp, Inc.	9,661	154,093
BofI Holding, Inc.*	1,092	80,229
Boston Private Financial Holdings, Inc.	11,995	161,213
Brookline Bancorp, Inc.	11,384	106,668
Cardinal Financial Corp.	3,738	69,003
City Holding Co.	2,017	91,007
Columbia Banking System, Inc.	6,356	167,226
Community Bank System, Inc.	5,195	188,059
CVB Financial Corp.	7,663	122,838
Dime Community Bancshares	5,524	87,224
F.N.B. Corp.	21,996	281,989
First BanCorp*	60,232	327,662
First Commonwealth Financial Corp.	13,303	122,654
First Financial Bancorp	8,131	139,935
First Financial Bankshares, Inc.	3,685	115,598
First Midwest Bancorp, Inc.	11,346	193,222
Glacier Bancorp, Inc.	6,184	175,502
Hanmi Financial Corp.	3,299	69,543
Home BancShares, Inc.	4,110	134,890
Independent Bank Corp.	3,403	130,607
MB Financial, Inc.	7,631	206,419
National Penn Bancshares, Inc.	16,796	177,702
NBT Bancorp, Inc.	7,447	178,877
Northwest Bancshares, Inc.	13,276	180,155
Old National Bancorp	17,245	246,259
Oritani Financial Corp.	4,059	62,468
Pinnacle Financial Partners, Inc.	2,925	115,479
PrivateBancorp, Inc.	9,739	283,015
Provident Financial Services, Inc.	7,996	138,491
S&T Bancorp, Inc.	3,853	95,747
Simmons First National Corp., Class A	2,237	88,115
Sterling Bancorp	7,082	84,984
Susquehanna Bancshares, Inc.	38,602	407,637
Taylor Capital Group, Inc.*	7,454	159,367
Texas Capital Bancshares, Inc.*	4,278	230,798
Tompkins Financial Corp.	2,493	120,113
TrustCo Bank Corp.	12,451	83,173
UMB Financial Corp.	6,367	403,604
United Bankshares, Inc.	5,763	186,318
United Community Banks, Inc.	8,465	138,572
ViewPoint Financial Group, Inc.	2,722	73,249
Wilshire Bancorp, Inc.	7,874	80,866
Wintrust Financial Corp.	8,685	399,510
Total Banks		7,346,105

Investments	Shares	Value
Capital Goods—12.3%
AAON, Inc.	4,671	$156,572
AAR Corp.	36,068	994,034
Aceto Corp.	14,038	254,649
Actuant Corp., Class A	17,944	620,324
Aegion Corp., Class A*	23,682	551,080
Aerovironment, Inc.*	3,351	106,562
Albany International Corp., Class A	9,405	357,014
American Science & Engineering, Inc.	1,271	88,449
American Woodmark Corp.*	9,737	310,318
Apogee Enterprises, Inc.	10,817	377,081
Applied Industrial Technologies, Inc.	23,221	1,178,001
Astec Industries, Inc.	10,001	438,844
AZZ, Inc.	6,512	300,073
Barnes Group, Inc.	13,714	528,538
Briggs & Stratton Corp.	43,121	882,256
CIRCOR International, Inc.	5,246	404,624
Comfort Systems USA, Inc.	39,660	626,628
Cubic Corp.	13,885	618,021
Curtiss-Wright Corp.	17,636	1,156,216
DXP Enterprises, Inc.*	8,421	636,122
Dycom Industries, Inc.*	27,387	857,487
EMCOR Group, Inc.	66,486	2,960,622
Encore Wire Corp.	10,933	536,154
EnerSys	15,256	1,049,460
Engility Holdings, Inc.*	16,586	634,580
EnPro Industries, Inc.*	7,247	530,191
ESCO Technologies, Inc.	6,868	237,908
Federal Signal Corp.	26,782	392,356
Franklin Electric Co., Inc.	11,313	456,253
GenCorp, Inc.*(a)	35,562	679,234
General Cable Corp.	115,108	2,953,671
Gibraltar Industries, Inc.*	23,781	368,843
Griffon Corp.	72,025	893,110
Hillenbrand, Inc.	24,113	786,566
John Bean Technologies Corp.	14,927	462,588
Kaman Corp.	18,674	797,940
Lindsay Corp.(a)	3,696	312,201
Lydall, Inc.*	7,006	191,754
Moog, Inc., Class A*	17,111	1,247,221
Mueller Industries, Inc.	34,366	1,010,704
National Presto Industries, Inc.(a)	2,760	201,039
Orbital Sciences Corp.*	21,306	629,592
Orion Marine Group, Inc.*	15,166	164,248
PGT, Inc.*	13,486	114,227
Powell Industries, Inc.	4,993	326,442
Quanex Building Products Corp.	25,044	447,536
Simpson Manufacturing Co., Inc.	9,122	331,676
Standex International Corp.	4,392	327,116
TASER International, Inc.*	4,906	65,250
Teledyne Technologies, Inc.*	11,229	1,091,122
Tennant Co.	5,500	419,760
Titan International, Inc.(a)	60,641	1,019,982
Toro Co.	14,900	947,640
Universal Forest Products, Inc.	24,055	1,161,135
Vicor Corp.*	11,951	100,149
Watts Water Technologies, Inc.,
Class A	11,210	691,993
Total Capital Goods		35,983,156

The accompanying notes are an integral part of these financial statements.

30

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Commercial & Professional Services—6.2%
ABM Industries, Inc.	85,314	$2,301,772
Brady Corp., Class A	19,582	584,914
Brink’s Co. (The)	68,852	1,943,003
CDI Corp.	35,644	513,630
Exponent, Inc.	1,917	142,069
G&K Services, Inc., Class A	8,015	417,341
Healthcare Services Group, Inc.	18,786	553,060
Heidrick & Struggles International, Inc.	12,882	238,317
Insperity, Inc.	32,623	1,076,559
Interface, Inc.	24,446	460,563
Kelly Services, Inc., Class A	135,579	2,327,891
Korn/Ferry International*	14,674	430,975
Mobile Mini, Inc.	4,045	193,715
Navigant Consulting, Inc.*	22,624	394,789
On Assignment, Inc.*	22,496	800,183
Resources Connection, Inc.	20,613	270,236
Tetra Tech, Inc.	34,703	954,333
TrueBlue, Inc.*	29,326	808,518
UniFirst Corp.	6,274	665,044
United Stationers, Inc.	58,693	2,433,999
Viad Corp.	19,630	467,979
WageWorks, Inc.*	2,113	101,868
Total Commercial & Professional Services		18,080,758

Consumer Durables & Apparel—4.4%
Arctic Cat, Inc.	8,308	327,501
Callaway Golf Co.	51,688	430,044
Crocs, Inc.*	37,229	559,552
Ethan Allen Interiors, Inc.	13,775	340,793
G-III Apparel Group Ltd.*	8,322	679,575
Helen of Troy Ltd.*	10,116	613,333
Iconix Brand Group, Inc.*(a)	4,796	205,940
iRobot Corp.*(a)	6,066	248,403
La-Z-Boy, Inc., Class Z	26,690	618,407
M/I Homes, Inc.*	22,163	537,896
Meritage Homes Corp.*	21,772	918,996
Movado Group, Inc.	6,056	252,354
Oxford Industries, Inc.	5,880	392,020
Perry Ellis International, Inc.*	25,883	451,399
Quiksilver, Inc.*(a)	227,073	812,921
Ryland Group, Inc.	27,820	1,097,221
Skechers U.S.A., Inc., Class A*	20,127	919,804
Standard Pacific Corp.*	113,708	977,889
Steven Madden Ltd.*	19,321	662,710
Sturm Ruger & Co., Inc.(a)	5,362	316,412
Universal Electronics, Inc.*	5,443	266,054
Wolverine World Wide, Inc.	47,034	1,225,706
Total Consumer Durables & Apparel		12,854,930

Consumer Services—5.0%
American Public Education, Inc.*	4,594	157,942
Biglari Holdings, Inc.*	840	355,295
BJ’s Restaurants, Inc.*(a)	10,429	364,076
Bob Evans Farms, Inc.(a)	12,667	633,983
Boyd Gaming Corp.*	112,079	1,359,518
Buffalo Wild Wings, Inc.*	3,962	656,543
Capella Education Co.	3,539	192,486
Career Education Corp.*	99,984	467,925
Cracker Barrel Old Country Store, Inc.	12,517	1,246,318
DineEquity, Inc.	3,770	299,677

Investments	Shares	Value
Interval Leisure Group, Inc.	11,193	$245,574
ITT Educational Services, Inc.*(a)	28,375	473,579
Jack in the Box, Inc.	11,660	697,734
Marcus Corp.	11,297	206,170
Marriott Vacations Worldwide Corp.*	14,582	854,943
Matthews International Corp., Class A	11,466	476,642
Monarch Casino & Resort, Inc.*	5,659	85,677
Multimedia Games Holding Co., Inc.*	3,253	96,419
Papa John’s International, Inc.	16,499	699,393
Pinnacle Entertainment, Inc.*	33,769	850,303
Red Robin Gourmet Burgers, Inc.*	6,631	472,127
Regis Corp.	66,669	938,700
Ruby Tuesday, Inc.*	73,344	556,681
Ruth’s Hospitality Group, Inc.	15,523	191,709
Scientific Games Corp., Class A*	52,244	580,953
Sonic Corp.*	11,343	250,454
Strayer Education, Inc.*(a)	4,237	222,485
Texas Roadhouse, Inc.	26,286	683,436
Universal Technical Institute, Inc.	15,442	187,466
Total Consumer Services		14,504,208

Diversified Financials—2.2%
Calamos Asset Management, Inc.,
Class A	9,160	122,652
Cash America International, Inc.	19,737	876,915
Encore Capital Group, Inc.*(a)	9,128	414,594
Evercore Partners, Inc., Class A	6,506	375,006
Ezcorp, Inc., Class A*	40,850	471,818
Financial Engines, Inc.	2,412	109,215
First Cash Financial Services, Inc.*	5,577	321,179
FXCM, Inc., Class A	15,189	227,228
Green Dot Corp., Class A*	9,103	172,775
HFF, Inc., Class A	5,228	194,429
Interactive Brokers Group, Inc.,
Class A	25,564	595,386
Investment Technology Group, Inc.*	14,220	240,034
MarketAxess Holdings, Inc.	2,109	114,013
Piper Jaffray Cos.*	5,959	308,497
Portfolio Recovery Associates, Inc.*	6,014	358,013
Stifel Financial Corp.*(a)	21,335	1,010,212
SWS Group, Inc.*	19,819	144,282
Virtus Investment Partners, Inc.*	960	203,280
World Acceptance Corp.*(a)	3,494	265,404
Total Diversified Financials		6,524,932

Energy—4.3%
Approach Resources, Inc.*(a)	4,327	98,353
Arch Coal, Inc.(a)	336,356	1,227,699
Basic Energy Services, Inc.*	22,599	660,343
Bristow Group, Inc.	9,229	744,042
C&J Energy Services, Inc.*(a)	15,934	538,251
Carrizo Oil & Gas, Inc.*	3,948	273,439
Cloud Peak Energy, Inc.*	33,113	609,942
Comstock Resources, Inc.	7,595	219,040
Contango Oil & Gas Co.*	1,949	82,462
Era Group, Inc.*	4,918	141,048
Exterran Holdings, Inc.	31,789	1,430,187
Forest Oil Corp.*	42,683	97,317
Geospace Technologies Corp.*(a)	2,714	149,487
Green Plains, Inc.	44,156	1,451,408
Gulf Island Fabrication, Inc.	12,970	279,114

The accompanying notes are an integral part of these financial statements.

31

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Energy (continued)
Hornbeck Offshore Services, Inc.*	5,807	$272,464
ION Geophysical Corp.*	61,529	259,652
Matrix Service Co.*	12,069	395,743
Newpark Resources, Inc.*	41,596	518,286
Northern Oil and Gas, Inc.*(a)	9,972	162,444
PDC Energy, Inc.*	3,193	201,638
Penn Virginia Corp.*	14,818	251,165
Petroquest Energy, Inc.*	13,689	102,941
Pioneer Energy Services Corp.*	27,166	476,492
SEACOR Holdings, Inc.*(a)	7,280	598,780
Stone Energy Corp.*	9,676	452,740
Swift Energy Co.*(a)	21,904	284,314
Tesco Corp.	11,835	252,559
TETRA Technologies, Inc.*	36,231	426,801
Total Energy		12,658,151

Food & Staples Retailing—2.4%
Andersons, Inc.	47,385	2,444,118
Casey’s General Stores, Inc.	49,389	3,471,553
SpartanNash Co.	57,293	1,203,726
Total Food & Staples Retailing		7,119,397

Food, Beverage & Tobacco—2.8%
Alliance One International, Inc.*	310,175	775,437
Annie’s, Inc.*	2,486	84,077
B&G Foods, Inc., Class A	10,410	340,303
Boston Beer Co., Inc. (The),
Class A*(a)	1,628	363,891
Calavo Growers, Inc.	9,908	335,188
Cal-Maine Foods, Inc.	8,723	648,293
Darling Ingredients, Inc.*	50,482	1,055,074
Diamond Foods, Inc.*(a)	13,571	382,702
J&J Snack Foods Corp.	4,402	414,316
Sanderson Farms, Inc.	13,210	1,284,012
Seneca Foods Corp., Class A*	19,244	588,866
Snyders-Lance, Inc.	30,767	814,095
TreeHouse Foods, Inc.*	14,424	1,154,930
Total Food, Beverage & Tobacco		8,241,184

Health Care Equipment & Services—9.3%
Abaxis, Inc.	2,018	89,418
Abiomed, Inc.*(a)	3,243	81,529
Air Methods Corp.*(a)	8,552	441,711
Almost Family, Inc.*	8,718	192,493
Amedisys, Inc.*	42,402	709,809
AMN Healthcare Services, Inc.*	40,361	496,440
Amsurg Corp.*	10,032	457,158
Analogic Corp.	3,344	261,635
Anika Therapeutics, Inc.*	962	44,569
Bio-Reference Labs, Inc.*	11,668	352,607
Cantel Medical Corp.	5,768	211,224
Centene Corp.*	72,849	5,508,113
Chemed Corp.(a)	7,200	674,784
Computer Programs & Systems, Inc.	1,507	95,845
CONMED Corp.	8,141	359,425
CorVel Corp.*	4,798	216,774
Cross Country Healthcare, Inc.*	32,112	209,370
CryoLife, Inc.	7,436	66,552
Cyberonics, Inc.*	2,131	133,102
Cynosure, Inc., Class A*	5,646	119,978

Investments	Shares	Value
Ensign Group, Inc.	14,324	$445,190
Gentiva Health Services, Inc.*	55,221	831,628
Greatbatch, Inc.*	6,542	320,951
Haemonetics Corp.*	12,668	446,927
Hanger, Inc.*	15,480	486,846
HealthStream, Inc.*	2,601	63,204
Healthways, Inc.*	19,262	337,855
ICU Medical, Inc.*	2,422	147,282
Integra LifeSciences Holdings Corp.*	8,379	394,316
Invacare Corp.	37,261	684,485
IPC The Hospitalist Co., Inc.*	7,576	335,011
Kindred Healthcare, Inc.	98,550	2,276,505
Landauer, Inc.	1,616	67,872
LHC Group, Inc.*	15,519	331,641
Magellan Health, Inc.*	27,410	1,705,998
Masimo Corp.*	10,983	259,199
Medidata Solutions, Inc.*	3,162	135,365
Meridian Bioscience, Inc.	4,339	89,557
Merit Medical Systems, Inc.*	14,846	224,175
Molina Healthcare, Inc.*(a)	73,069	3,261,069
MWI Veterinary Supply, Inc.*	7,919	1,124,419
Natus Medical, Inc.*	6,225	156,497
Neogen Corp.*	2,474	100,123
NuVasive, Inc.*	9,433	335,532
Omnicell, Inc.*	6,711	192,673
PharMerica Corp.*	28,446	813,271
Quality Systems, Inc.	12,992	208,522
SurModics, Inc.*	1,253	26,839
Symmetry Medical, Inc.*	21,108	187,017
West Pharmaceutical Services, Inc.	15,262	643,751
Total Health Care Equipment & Services		27,356,256

Household & Personal Products—0.4%
Central Garden and Pet Co., Class A*	83,549	768,651
Inter Parfums, Inc.	7,296	215,597
Medifast, Inc.*	5,073	154,270
WD-40 Co.	2,332	175,413
Total Household & Personal Products		1,313,931

Insurance—2.1%
AMERISAFE, Inc.	4,492	182,690
eHealth, Inc.*	2,340	88,850
Employers Holdings, Inc.	16,178	342,650
HCI Group, Inc.	2,822	114,573
Horace Mann Educators Corp.	15,511	485,029
Infinity Property & Casualty Corp.	9,702	652,265
Meadowbrook Insurance Group, Inc.	53,931	387,764
Navigators Group, Inc.*	6,765	453,593
ProAssurance Corp.	7,875	349,650
RLI Corp.	7,420	339,688
Safety Insurance Group, Inc.	6,814	350,103
Selective Insurance Group, Inc.	36,275	896,718
Stewart Information Services Corp.	27,728	859,845
United Fire Group, Inc.	14,258	418,045
Universal Insurance Holdings, Inc.	10,732	139,194
Total Insurance		6,060,657

Materials—7.6%
A. Schulman, Inc.	27,721	1,072,803
A.M. Castle & Co.*	30,641	338,277
AK Steel Holding Corp.*(a)	351,188	2,795,456

The accompanying notes are an integral part of these financial statements.

32

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Materials (continued)
American Vanguard Corp.	11,814	$156,181
Balchem Corp.	2,980	159,609
Boise Cascade Co.*	53,864	1,542,665
Calgon Carbon Corp.*	11,498	256,750
Century Aluminum Co.*	46,698	732,225
Clearwater Paper Corp.*	14,345	885,373
Deltic Timber Corp.	1,661	100,358
Flotek Industries, Inc.*	5,665	182,186
FutureFuel Corp.	12,231	202,912
Globe Specialty Metals, Inc.	15,644	325,082
H.B. Fuller Co.	18,993	913,563
Hawkins, Inc.	4,511	167,539
Haynes International, Inc.	3,884	219,796
Headwaters, Inc.*	24,490	340,166
Innophos Holdings, Inc.	7,026	404,487
Intrepid Potash, Inc.*	18,349	307,529
Kaiser Aluminum Corp.	8,402	612,254
KapStone Paper and Packaging
Corp.*	29,874	989,726
Koppers Holdings, Inc.	17,926	685,670
Kraton Performance Polymers, Inc.*	23,483	525,784
LSB Industries, Inc.*	7,905	329,401
Materion Corp.	14,337	530,326
Myers Industries, Inc.	19,019	382,092
Neenah Paper, Inc.	7,676	407,979
Olympic Steel, Inc.	24,721	611,845
OM Group, Inc.	16,254	527,117
Ph Glatfelter Co.	30,993	822,244
Quaker Chemical Corp.	4,670	358,609
RTI International Metals, Inc.*	13,465	358,034
Schweitzer-Mauduit International, Inc.	8,507	371,416
Stepan Co.	16,952	896,083
Stillwater Mining Co.*	27,608	484,520
SunCoke Energy, Inc.*	34,318	737,837
Texas Industries, Inc.*	3,774	348,567
Tredegar Corp.	19,341	452,773
U.S. Silica Holdings, Inc.	5,286	293,056
Wausau Paper Corp.	15,073	163,090
Zep, Inc.	18,246	322,224
Total Materials		22,313,604

Media—0.6%
E.W. Scripps Co., Class A*	19,806	419,095
Harte-Hanks, Inc.	41,002	294,804
Scholastic Corp.	25,066	854,500
Sizmek, Inc.*	8,800	83,864
Total Media		1,652,263

Pharmaceuticals, Biotechnology & Life Sciences—1.2%
Acorda Therapeutics, Inc.*	4,680	157,763
Affymetrix, Inc.*	16,786	149,563
Akorn, Inc.*(a)	5,566	185,069
Albany Molecular Research, Inc.*	5,950	119,714
Cambrex Corp.*	6,898	142,789
Emergent Biosolutions, Inc.*	6,588	147,966
Impax Laboratories, Inc.*	7,704	231,043
Lannett Co., Inc.*	1,595	79,144
Ligand Pharmaceuticals, Inc., Class B*	382	23,795
Luminex Corp.*	5,787	99,247
Medicines Co.*	11,842	344,129

Investments	Shares	Value
Momenta Pharmaceuticals, Inc.*	1,447	$17,480
PAREXEL International Corp.*	17,414	920,156
Prestige Brands Holdings, Inc.*	8,416	285,218
Questcor Pharmaceuticals, Inc.	4,508	416,945
Repligen Corp.*	1,534	34,960
Spectrum Pharmaceuticals, Inc.*(a)	8,880	72,194
Total Pharmaceuticals, Biotechnology &
Life Sciences		3,427,175

Real Estate Investment Trusts—1.7%
Acadia Realty Trust	2,915	81,882
Agree Realty Corp.	723	21,856
American Assets Trust, Inc.	3,472	119,957
Associated Estates Realty Corp.	5,084	91,614
Capstead Mortgage Corp.	7,619	100,190
Cedar Realty Trust, Inc.	10,817	67,606
Chesapeake Lodging Trust	6,718	203,085
CoreSite Realty Corp.	3,425	113,265
Cousins Properties, Inc.	9,756	121,462
DiamondRock Hospitality Co.	30,233	387,587
EastGroup Properties, Inc.	1,516	97,373
Epr Properties	2,987	166,884
Franklin Street Properties Corp.	8,554	107,609
Geo Group, Inc. (The)	20,712	740,040
Getty Realty Corp.	2,530	48,272
Government Properties Income Trust	4,192	106,435
Healthcare Realty Trust, Inc.	6,504	165,332
Inland Real Estate Corp.	8,993	95,595
Kite Realty Group Trust	10,827	66,478
LaSalle Hotel Properties	13,221	466,569
Lexington Realty Trust	17,190	189,262
LTC Properties, Inc.	1,315	51,338
Medical Properties Trust, Inc.	9,355	123,860
Parkway Properties, Inc.	7,295	150,642
Pennsylvania Real Estate Investment
Trust	11,657	219,385
Post Properties, Inc.	3,252	173,852
PS Business Parks, Inc.	2,057	171,739
Retail Opportunity Investments Corp.	3,649	57,399
Sabra Health Care REIT, Inc.	2,371	68,071
Saul Centers, Inc.	1,920	93,312
Sovran Self Storage, Inc.	1,716	132,561
Tanger Factory Outlet Centers	5,262	184,012
Universal Health Realty Income Trust	591	25,697
Urstadt Biddle Properties, Inc., Class A 2,158		45,059
Total Real Estate Investment Trusts		5,055,280

Real Estate Management & Development—0.1%
Forestar Group, Inc.*	7,746	147,871

Retailing—10.9%
Aeropostale, Inc.*(a)	146,373	510,842
Barnes & Noble, Inc.*	151,495	3,452,571
Big 5 Sporting Goods Corp.	38,630	473,990
Blue Nile, Inc.*	7,474	209,272
Brown Shoe Co., Inc.	41,218	1,179,247
Buckle, Inc.(a)	11,454	508,099
Cato Corp., Class A	14,378	444,280
Children’s Place, Inc. (The)	16,552	821,476
Christopher & Banks Corp.*	23,889	209,268
Finish Line, Inc., Class A	22,890	680,749

The accompanying notes are an integral part of these financial statements.

33

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Retailing (continued)
Francesca’s Holdings Corp.*	9,952	$146,692
Fred’s, Inc., Class A	60,102	918,960
FTD Cos., Inc.*	9,751	309,984
Genesco, Inc.*	15,077	1,238,274
Group 1 Automotive, Inc.	52,728	4,445,498
Haverty Furniture Cos., Inc.	14,230	357,600
Hibbett Sports, Inc.*(a)	7,133	386,395
Kirkland’s, Inc.*	11,771	218,352
Lithia Motors, Inc., Class A	21,264	2,000,304
Lumber Liquidators Holdings, Inc.*(a)	6,280	476,966
MarineMax, Inc.*	17,589	294,440
Men’s Wearhouse, Inc.	21,166	1,181,063
Monro Muffler Brake, Inc.	6,438	342,437
Nutrisystem, Inc.	10,320	176,575
Outerwall, Inc.*(a)	17,713	1,051,267
Pep Boys-Manny, Moe & Jack*	89,426	1,024,822
PetMed Express, Inc.(a)	8,163	110,037
Pool Corp.	17,310	979,054
Select Comfort Corp.*	22,924	473,610
Sonic Automotive, Inc., Class A	156,199	4,167,389
Stage Stores, Inc.	40,625	759,281
Stein Mart, Inc.	41,877	581,671
Tuesday Morning Corp.*	20,739	369,569
Vitamin Shoppe, Inc.*	11,669	502,000
VOXX International Corp., Class A*	44,831	421,860
Zumiez, Inc.*	11,910	328,597
Total Retailing		31,752,491

Semiconductors & Semiconductor Equipment—1.7%
Advanced Energy Industries, Inc.*	14,092	271,271
Brooks Automation, Inc.	22,255	239,686
Cabot Microelectronics Corp.*	4,502	201,014
Ceva, Inc.*	1,568	23,159
Cirrus Logic, Inc.*(a)	17,205	391,242
Cohu, Inc.	11,169	119,508
Diodes, Inc.*	13,774	398,895
DSP Group, Inc.*	7,916	67,207
Entropic Communications, Inc.*	32,534	108,338
Exar Corp.*	5,212	58,896
GT Advanced Technologies, Inc.*(a)	6,601	122,779
Hittite Microwave Corp.	1,663	129,631
Kopin Corp.*	3,073	10,018
Kulicke & Soffa Industries, Inc.*	16,338	232,980
Micrel, Inc.	9,728	109,732
Microsemi Corp.*	17,245	461,476
MKS Instruments, Inc.	11,390	355,824
Monolithic Power Systems, Inc.	2,744	116,208
Nanometrics, Inc.*	4,527	82,618
Pericom Semiconductor Corp.*	6,413	57,974
Power Integrations, Inc.	2,837	163,241
Rubicon Technology, Inc.*(a)	2,586	22,627
Rudolph Technologies, Inc.*	8,572	84,691
Synaptics, Inc.*(a)	3,977	360,475
Tessera Technologies, Inc.	4,761	105,123
TriQuint Semiconductor, Inc.*	25,583	404,467
Ultratech, Inc.*	2,646	58,688
Veeco Instruments, Inc.*(a)	4,779	178,066
Total Semiconductors &
Semiconductor Equipment		4,935,834

Investments	Shares	Value
Software & Services—4.6%
Blackbaud, Inc.	6,805	$243,211
Blucora, Inc.*	15,510	292,674
Bottomline Technologies, Inc.*(a)	4,060	121,475
CACI International, Inc., Class A*	23,804	1,671,279
Cardtronics, Inc.*	12,744	434,315
CIBER, Inc.*	83,971	414,817
comScore, Inc.*	3,917	138,975
CSG Systems International, Inc.	13,912	363,242
Dealertrack Technologies, Inc.*(a)	5,623	254,947
Dice Holdings, Inc.*	14,642	111,426
Digital River, Inc.*	11,516	177,692
Ebix, Inc.(a)	6,540	93,587
EPIQ Systems, Inc.	17,287	242,882
Exlservice Holdings, Inc.*	7,728	227,590
Forrester Research, Inc.	3,754	142,202
Heartland Payment Systems, Inc.	24,076	992,172
Higher One Holdings, Inc.*(a)	27,562	105,011
iGate Corp.*	16,546	602,109
Interactive Intelligence Group, Inc.*	2,848	159,858
j2 Global, Inc.	5,054	257,046
Liquidity Services, Inc.*(a)	10,416	164,156
LivePerson, Inc.*	9,325	94,649
LogMeIn, Inc.*	1,784	83,170
Manhattan Associates, Inc.*	5,842	201,140
ManTech International Corp., Class A	33,249	981,510
MAXIMUS, Inc.	16,188	696,408
MicroStrategy, Inc., Class A*	1,897	266,756
Monotype Imaging Holdings, Inc.	2,929	82,510
Monster Worldwide, Inc.*	60,000	392,400
Netscout Systems, Inc.*	3,919	173,768
NIC, Inc.	7,511	119,049
OpenTable, Inc.*	880	91,168
Perficient, Inc.*	9,747	189,774
Progress Software Corp.*	6,733	161,861
QuinStreet, Inc.*	24,106	132,824
Stamps.com, Inc.*	1,717	57,846
Sykes Enterprises, Inc.*	29,368	638,167
Synchronoss Technologies, Inc.*	5,032	175,919
Take-Two Interactive Software, Inc.*	24,661	548,461
Tangoe, Inc.*(a)	6,070	91,414
TeleTech Holdings, Inc.*	20,338	589,599
Tyler Technologies, Inc.*	2,260	206,135
VASCO Data Security International, Inc.*	6,259	72,604
Virtusa Corp.*	4,562	163,320
XO Group, Inc.*	5,320	65,010
Total Software & Services		13,486,128

Technology Hardware & Equipment—9.5%
Agilysys, Inc.*	4,695	66,106
Anixter International, Inc.	29,705	2,972,579
Badger Meter, Inc.	3,154	166,058
Bel Fuse, Inc., Class B	6,737	172,939
Belden, Inc.	12,656	989,193
Benchmark Electronics, Inc.*	49,619	1,264,292
Black Box Corp.	20,539	481,434
CalAmp Corp.*	4,412	95,564
Checkpoint Systems, Inc.*	22,569	315,740
Cognex Corp.*	4,679	179,674
Coherent, Inc.*	5,929	392,322

The accompanying notes are an integral part of these financial statements.

34

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

JUNE 30, 2014

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Comtech Telecommunications Corp.	3,700	$138,121
CTS Corp.	13,397	250,524
Daktronics, Inc.	20,679	246,494
Digi International, Inc.*	9,743	91,779
DTS, Inc.*	3,304	60,827
Electro Scientific Industries, Inc.	13,247	90,212
Electronics For Imaging, Inc.*	8,291	374,753
Fabrinet*	15,251	314,171
FARO Technologies, Inc.*	2,979	146,328
Harmonic, Inc.*	29,611	220,898
II-VI, Inc.*	18,876	272,947
Insight Enterprises, Inc.*	83,823	2,576,719
Intevac, Inc.*	4,420	35,404
Ixia*	18,568	212,232
Littelfuse, Inc.	4,084	379,608
Measurement Specialties, Inc.*	1,944	167,320
Mercury Systems, Inc.*	8,459	95,925
Methode Electronics, Inc.	7,987	305,183
MTS Systems Corp.	3,905	264,603
NETGEAR, Inc.*	19,889	691,541
Newport Corp.*	15,098	279,313
Oplink Communications, Inc.*	5,375	91,214
OSI Systems, Inc.*	6,076	405,573
Park Electrochemical Corp.	3,069	86,576
Plexus Corp.*	24,469	1,059,263
Procera Networks, Inc.*(a)	3,622	36,546
QLogic Corp.*	21,713	219,084
Rofin-Sinar Technologies, Inc.*	10,633	255,617
Rogers Corp.*	4,062	269,514
Sanmina Corp.*	122,775	2,796,814
ScanSource, Inc.*	36,050	1,372,784
Super Micro Computer, Inc.*	21,695	548,233
SYNNEX Corp.*	75,310	5,486,334
TTM Technologies, Inc.*	52,481	430,344
ViaSat, Inc.*	9,802	568,124
Total Technology Hardware & Equipment		27,936,823

Telecommunication Services—0.7%
8x8, Inc.*	6,843	55,292
Atlantic Tele-Network, Inc.	3,439	199,462
Cbeyond, Inc.*	21,235	211,288
Cincinnati Bell, Inc.*	154,373	606,686
General Communication, Inc., Class A*	36,843	408,220
Lumos Networks Corp.	6,603	95,545
NTELOS Holdings Corp.(a)	17,997	224,243
USA Mobility, Inc.	6,599	101,625
Total Telecommunication Services		1,902,361

Transportation—3.7%
Allegiant Travel Co.	4,058	477,911
ArcBest Corp.	25,887	1,126,343
Atlas Air Worldwide Holdings, Inc.*	15,062	555,035
Forward Air Corp.	7,027	336,242
Heartland Express, Inc.	14,394	307,168
HUB Group, Inc., Class A*	33,472	1,686,989
Knight Transportation, Inc.	19,237	457,263
Matson, Inc.	31,175	836,737
Roadrunner Transportation
Systems, Inc.*	23,734	666,925

Investments	Shares	Value
Saia, Inc.*	12,638	$555,187
SkyWest, Inc.	126,740	1,548,763
UTi Worldwide, Inc.*	218,688	2,261,234
Total Transportation		10,815,797

Utilities—2.9%
ALLETE, Inc.	9,950	510,932
American States Water Co.	6,706	222,840
Avista Corp.	23,447	785,943
El Paso Electric Co.	10,837	435,756
Laclede Group, Inc.	11,464	556,577
New Jersey Resources Corp.	27,738	1,585,504
Northwest Natural Gas Co.	7,855	370,363
NorthWestern Corp.	11,161	582,493
Piedmont Natural Gas Co., Inc.	17,858	668,068
South Jersey Industries, Inc.	6,547	395,504
Southwest Gas Corp.	17,511	924,406
UIL Holdings Corp.	20,498	793,478
UNS Energy Corp.	11,536	696,890
Total Utilities		8,528,754

Total Common Stocks
(Cost $242,909,403) |		292,257,182

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.5%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $16,000,780)	16,000,780	16,000,780

Total Investments—105.4%
(Cost $258,910,183)		308,257,962
Liabilities in Excess of Other Assets—(5.4)%		(15,673,580)
Net Assets—100.0%		$292,584,382

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $15,283,568; total market value of the collateral held by the fund was $16,000,780.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

35

SCHEDULE OF INVESTMENTS

REVENUE SHARES FINANCIALS SECTOR FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.7%
Capital Markets—11.1%
Ameriprise Financial, Inc.	2,251	$270,120
Bank of New York Mellon Corp.	9,896	370,902
BlackRock, Inc.	750	239,700
Charles Schwab Corp.	4,844	130,449
E*Trade Financial Corp.*	2,176	46,262
Franklin Resources, Inc.	3,255	188,269
Goldman Sachs Group, Inc.	5,417	907,023
Invesco Ltd.	2,968	112,042
Legg Mason, Inc.	1,198	61,469
Morgan Stanley	26,472	855,840
Northern Trust Corp.	1,565	100,489
State Street Corp.	3,535	237,764
T. Rowe Price Group, Inc.	998	84,241
Total Capital Markets		3,604,570

Commercial Banks—33.1%
Bank of America Corp.	148,589	2,283,813
BB&T Corp.	6,064	239,103
Citigroup, Inc.	44,333	2,088,084
Comerica, Inc.	1,181	59,239
Fifth Third Bancorp	7,502	160,168
Huntington Bancshares, Inc.	6,890	65,730
JPMorgan Chase & Co.	41,647	2,399,700
KeyCorp	7,043	100,926
M&T Bank Corp.	894	110,901
PNC Financial Services Group, Inc.	4,333	385,854
Regions Financial Corp.	12,021	127,663
SunTrust Banks, Inc.	4,868	195,012
U.S. Bancorp	11,110	481,285
Wells Fargo & Co.	38,578	2,027,660
Zions Bancorporation	1,761	51,897
Total Commercial Banks		10,777,035

Consumer Finance—5.3%
American Express Co.	8,506	806,964
Capital One Financial Corp.	6,706	553,916
Discover Financial Services	3,480	215,690
Navient Corp.	7,843	138,900
Total Consumer Finance		1,715,470

Diversified Financial Services—14.6%
Berkshire Hathaway, Inc., Class B*	33,200	4,201,792
CME Group, Inc., Class A	960	68,112
Intercontinental Exchange, Inc.	294	55,537
Leucadia National Corp.	10,340	271,115
Moody’s Corp.	805	70,566
NASDAQ OMX Group, Inc.	2,062	79,634
Total Diversified Financial Services		4,746,756

Insurance—30.8%
ACE Ltd.	4,233	438,962
Aflac, Inc.	8,554	532,487
Allstate Corp.	13,575	797,124
American International Group, Inc.	27,079	1,477,972
AON PLC	3,005	270,721
Assurant, Inc.	3,161	207,204
Chubb Corp.	3,393	312,733
Cincinnati Financial Corp.	2,178	104,631
Genworth Financial, Inc., Class A*	12,309	214,177
Hartford Financial Services Group, Inc.	13,822	494,966
Lincoln National Corp.	5,444	280,039
Loews Corp.	7,910	348,119
Marsh & McLennan Cos., Inc.	5,499	284,958
MetLife, Inc.	27,618	1,534,456

Investments	Shares	Value
Principal Financial Group, Inc.	4,428	$223,525
Progressive Corp.	16,359	414,864
Prudential Financial, Inc.	11,286	1,001,858
Torchmark Corp.	1,073	87,900
Travelers Cos., Inc.	6,391	601,201
Unum Group	6,746	234,491
XL Group PLC	5,123	167,676
Total Insurance		10,030,064

Media—0.3%
McGraw Hill Financial, Inc.	1,367	113,502

Paper & Forest Products—0.6%
Weyerhaeuser Co.(a)	6,377	211,015

Real Estate Investment Trusts—3.2%
American Tower Corp.	917	82,512
Apartment Investment &
Management Co., Class A	728	23,492
AvalonBay Communities, Inc.	256	36,401
Boston Properties, Inc.	437	51,645
Crown Castle International Corp.	981	72,849
Equity Residential	942	59,346
Essex Property Trust, Inc.	79	14,608
General Growth Properties, Inc.	2,459	57,934
HCP, Inc.	1,199	49,615
Health Care REIT, Inc.	1,116	69,940
Host Hotels & Resorts, Inc.	5,430	119,514
Kimco Realty Corp.	977	22,451
Macerich Co. (The)	368	24,564
Plum Creek Timber Co., Inc.	683	30,803
Prologis, Inc.	949	38,994
Public Storage	275	47,121
Simon Property Group, Inc.	725	120,553
Ventas, Inc.	1,028	65,895
Vornado Realty Trust	585	62,437
Total Real Estate Investment Trusts		1,050,674

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A*	5,686	182,179

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	3,153	30,994
People’s United Financial, Inc.	2,071	31,417
Total Thrifts & Mortgage Finance		62,411

Total Common Stocks
(Cost $28,468,522)		32,493,676

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.0%†
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $765)	765	765

Total Investments—99.7%
(Cost $28,469,287)		32,494,441
Other Assets in Excess of Liabilities—0.3%		82,788
Net Assets—100.0%		$32,577,229

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $761; total market value of the collateral held by the fund was $765.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

36

SCHEDULE OF INVESTMENTS

REVENUE SHARES ADR FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—96.6%
Automobiles & Components—6.8%
Honda Motor Co. Ltd.(a)	12,324	$431,217
Magna International, Inc.	1,222	131,670
Toyota Motor Corp.(a)	8,304	993,657
Total Automobiles & Components		1,556,544

Banks—10.9%
Banco Bilbao Vizcaya Argentaria SA(a)	7,890	100,755
Banco Bradesco SA(a)	18,421	267,473
Banco de Chile(a)	223	17,864
Banco Santander Chile(a)	658	17,404
Banco Santander SA(a)(b)	18,755	195,427
Bancolombia SA(a)(b)	372	21,502
Bank of Ireland*(a)	2,203	30,622
Bank of Montreal	1,053	77,490
Bank of Nova Scotia	1,603	106,760
Barclays PLC(a)	11,208	163,749
Canadian Imperial Bank of Commerce	698	63,504
Credicorp Ltd.	113	17,568
HSBC Holdings PLC(a)	5,849	297,129
KB Financial Group, Inc.(a)	21	730
Lloyds Banking Group PLC*(a)(b)	32,857	168,885
Mitsubishi UFJ Financial Group, Inc.(a)	31,146	191,548
Mizuho Financial Group, Inc.(a)	28,414	116,781
National Bank of Greece SA*(a)	8,101	29,812
Royal Bank of Canada	1,878	134,146
Royal Bank of Scotland Group PLC*(a)	13,390	151,173
Shinhan Financial Group Co. Ltd.(a)	87	3,990
Sumitomo Mitsui Financial
Group, Inc.(a)(b)	16,968	143,719
Toronto-Dominion Bank(b)	2,246	115,467
Westpac Banking Corp.(a)(b)	2,068	66,424
Total Banks		2,499,922

Capital Goods—1.4%
ABB Ltd.(a)	6,693	154,073
Embraer SA(a)	655	23,862
Koninklijke Philips NV	3,686	117,067
Nidec Corp.(a)	2,041	31,411
Total Capital Goods		326,413

Consumer Durables & Apparel—1.5%
Gildan Activewear, Inc.	144	8,479
Luxottica Group S.p.A.(a)	645	37,384
Sony Corp.(a)	17,923	300,569
Total Consumer Durables & Apparel		346,432

Consumer Services—0.3%
Carnival PLC(a)	1,475	55,976
Intercontinental Hotels Group PLC*(a)	181	7,513
Tim Hortons, Inc.	212	11,603
Total Consumer Services		75,092

Diversified Financials—3.2%
Credit Suisse Group AG(a)	4,887	138,644
Deutsche Bank AG	5,805	204,220
ING Groep NV*(a)	10,327	144,785
Nomura Holdings, Inc.(a)(b)	12,567	88,346
ORIX Corp.(a)	271	22,504

Investments	Shares	Value
UBS AG	7,789	$142,694
Total Diversified Financials		741,193

Energy—36.8%
BP PLC(a)	21,630	1,140,982
Cameco Corp.(b)	440	8,628
Canadian Natural Resources Ltd.	1,357	62,300
Cenovus Energy, Inc.	2,196	71,084
China Petroleum & Chemical
Corp.(a)(b)	11,801	1,121,449
CNOOC Ltd.(a)(b)	957	171,581
Ecopetrol SA(a)(b)	3,793	136,738
Enbridge, Inc.	2,695	127,932
Encana Corp.	1,018	24,137
Enerplus Corp.(b)	211	5,313
ENI S.p.A.(a)(b)	10,475	575,077
Imperial Oil Ltd.(b)	2,312	121,681
Pembina Pipeline Corp.	469	20,167
Penn West Petroleum Ltd.(b)	827	8,072
PetroChina Co. Ltd.(a)	9,106	1,143,258
Petroleo Brasileiro SA, Class A(a)	31,331	490,017
Royal Dutch Shell PLC, Class A(a)	10,236	843,139
Royal Dutch Shell PLC, Class B(a)(b)	9,690	843,127
Statoil ASA(a)(b)	12,409	382,569
Suncor Energy, Inc.	3,392	144,601
Talisman Energy, Inc.	1,738	18,423
Tenaris SA(a)	839	39,559
Total SA(a)	11,578	835,932
TransCanada Corp.	712	33,977
Ultrapar Participacoes SA(a)	4,444	104,878
Total Energy		8,474,621

Food & Staples Retailing—0.8%
Cencosud SA(a)	7,951	79,033
Delhaize Group SA(a)	6,368	107,364
Total Food & Staples Retailing		186,397

Food, Beverage & Tobacco—3.3%
Ambev SA(a)	8,452	59,502
Anheuser-Busch InBev NV(a)	1,457	167,468
BRF SA(a)	2,176	52,898
British American Tobacco PLC(a)	770	91,692
Diageo PLC(a)	529	67,326
Fomento Economico Mexicano
SAB de CV(a)	787	73,702
Unilever NV	2,804	122,703
Unilever PLC(a)	2,712	122,881
Total Food, Beverage & Tobacco		758,172

Health Care Equipment & Services—0.6%
Catamaran Corp.*	1,418	62,619
Fresenius Medical Care AG &
Co. KGaA(a)	1,709	57,234
Smith & Nephew PLC(a)	178	15,892
Total Health Care Equipment & Services		135,745

Insurance—4.7%
Aegon NV, Class G	19,866	174,225
Aviva PLC(a)(b)	11,396	200,570
China Life Insurance Co. Ltd.(a)	6,519	255,610
Manulife Financial Corp.	4,650	92,395

The accompanying notes are an integral part of these financial statements.

37

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

JUNE 30, 2014

Investments	Shares	Value
Insurance (continued)
Prudential PLC(a)	6,703	$307,534
Sun Life Financial, Inc.	1,630	59,837
Total Insurance		1,090,171

Materials—6.0%
Agnico-Eagle Mines Ltd.	173	6,626
Agrium, Inc.(b)	635	58,185
ArcelorMittal(b)	19,570	292,180
Barrick Gold Corp.(b)	2,434	44,542
BHP Billiton Ltd.(a)	1,879	128,617
BHP Billiton PLC(a)	1,987	129,612
Cemex SAB de CV*(a)	4,356	57,630
Cia de Minas Buenaventura SA(a)	418	4,936
Cia Siderurgica Nacional SA(a)(b)	7,213	30,727
CRH PLC(a)(b)	3,136	81,066
Eldorado Gold Corp.	555	4,240
Gerdau SA(a)	11,121	65,503
Goldcorp, Inc.	504	14,067
James Hardie Industries PLC(a)	78	5,099
Kinross Gold Corp.*	2,998	12,412
POSCO(a)	1,447	107,715
Potash Corp. of Saskatchewan, Inc.	674	25,585
Randgold Resources Ltd.(a)	52	4,399
Rio Tinto PLC(a)(b)	3,628	196,928
Silver Wheaton Corp.	92	2,417
Sociedad Quimica y Minera
de Chile SA(a)	249	7,298
Southern Copper Corp.	720	21,866
Syngenta AG(a)	507	37,924
Teck Resources Ltd., Class B	1,448	33,058
Yamana Gold, Inc.	707	5,811
Total Materials		1,378,443

Media—1.0%
Grupo Televisa SAB(a)	613	21,032
Pearson PLC(a)(b)	1,552	30,745
Reed Elsevier NV(a)	384	17,641
Reed Elsevier PLC(a)(b)	272	17,596
Shaw Communications, Inc., Class B	757	19,425
Thomson Reuters Corp.	1,329	48,322
WPP PLC(a)	609	66,375
Total Media		221,136

Pharmaceuticals, Biotechnology & Life Sciences—3.2%
AstraZeneca PLC(a)	1,279	95,043
GlaxoSmithKline PLC(a)	2,803	149,904
Novartis AG(a)	2,388	216,186
Novo Nordisk A/S(a)	1,222	56,444
QIAGEN NV*	199	4,866
Sanofi(a)	3,021	160,627
Shire PLC(a)	101	23,784
Valeant Pharmaceuticals
International, Inc.*	210	26,485
Total Pharmaceuticals, Biotechnology &
Life Sciences		733,339

Real Estate—0.3%
Brookfield Asset Management, Inc.,
Class A	1,768	77,827

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.6%
ARM Holdings PLC(a)	95	$4,298
ASML Holding NV, Class G	310	28,913
STMicroelectronics NV, Class Y(b)	3,084	27,417
Taiwan Semiconductor
Manufacturing Co. Ltd.(a)	3,472	74,266
Total Semiconductors &
Semiconductor Equipment		134,894

Software & Services—0.5%
CGI Group, Inc., Class A*(b)	1,094	38,815
SAP AG(a)	1,085	83,545
Total Software & Services		122,360

Technology Hardware & Equipment—2.3%
Alcatel-Lucent(a)	19,920	70,915
BlackBerry Ltd.*(b)	4,671	47,831
Canon, Inc.(a)	4,199	137,517
Kyocera Corp.(a)	1,150	54,717
Nokia OYJ(a)	11,184	84,551
Telefonaktiebolaget LM Ericsson(a)	10,356	125,101
Total Technology Hardware & Equipment		520,632

Telecommunication Services—10.4%
America Movil SAB de CV, Series L(a)	11,703	242,837
BCE, Inc.	1,600	72,576
BT Group PLC(a)	1,600	105,008
China Mobile Ltd.(a)	7,667	372,693
Chunghwa Telecom Co. Ltd.(a)(b)	893	28,630
Nippon Telegraph & Telephone Corp.(a)	14,689	458,444
NTT DoCoMo, Inc.(a)	11,256	192,365
Orange(a)	12,241	193,408
Portugal Telecom SGPS SA(a)(b)	4,878	17,853
Rogers Communications, Inc., Class B	1,136	45,724
Telecom Italia S.p.A.*(a)	8,434	106,437
Telefonica SA(a)	15,921	273,204
TELUS Corp.	1,082	40,294
Vodafone Group PLC(a)	7,159	239,039
Total Telecommunication Services		2,388,512

Transportation—0.6%
Canadian National Railway Co.	609	39,597
Canadian Pacific Railway Ltd.(b)	120	21,737
Latam Airlines Group SA*(a)(b)	3,415	45,829
Ryanair Holdings PLC*(a)	438	24,441
Total Transportation		131,604

Utilities—1.4%
Cia Energetica de Minas Gerais(a)(b)	3,170	25,328
CPFL Energia SA(a)	1,352	24,606
Empresa Nacional de Electricidad SA(a)	334	15,097
Enersis SA(a)	2,807	47,298
National Grid PLC(a)	1,181	87,843
TransAlta Corp.	749	9,190
Veolia Environnement SA(a)	5,668	107,692
Total Utilities		317,054

Total Common Stocks
(Cost $20,168,965)		22,216,503

The accompanying notes are an integral part of these financial statements.

38

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

JUNE 30, 2014

Investments	Shares	Value
PREFERRED STOCKS—1.7%
Banks—0.9%
Itau Unibanco Holding SA (a)	15,044	$216,333

Materials—0.8%
Vale SA, Class B (a)	15,016	178,690

Total Preferred Stocks
(Cost $598,506)		395,023

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—15.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06%(c)
(Cost $3,502,086)	3,502,086	3,502,086

Total Investments—113.5%
(Cost $24,269,557)		26,113,612
Liabilities in Excess of Other Assets—(13.5)%		(3,113,438)
Net Assets—100.0%		$23,000,174

Country	Value	% of Net Assets
Australia	$195,042	0.9%
Belgium	274,832	1.2
Brazil	1,539,818	6.7
Canada	2,156,728	9.4
Chile	229,824	1.0
China	1,398,868	6.1
Colombia	158,239	0.7
Denmark	56,444	0.2
Finland	84,551	0.4
France	1,368,573	6.0
Germany	344,999	1.5
Greece	29,812	0.1
Hong Kong	1,665,722	7.2
Ireland	165,011	0.7
Italy	718,899	3.1
Japan	3,162,794	13.8
Jersey Islands	4,399	0.0 †
Luxembourg	331,739	1.4
Mexico	395,202	1.7
Netherlands	2,296,466	10.0
Norway	382,569	1.7
Peru	22,505	0.1
Portugal	17,854	0.1
South Korea	112,434	0.5
Spain	569,387	2.5
Sweden	125,100	0.5
Switzerland	716,938	3.1
Taiwan	102,896	0.4
United Kingdom	3,913,692	17.0
United States	3,572,275	15.5
Total Investments	26,113,612	113.5
Liabilities in Excess of
Other Assets	(3,113,438)	(13.5)
Net Assets	$23,000,174	100.0%

†	Less than 0.05%

PLC – Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $3,435,861; total market value of the collateral held by the fund was $3,528,443. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,357.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

39

SCHEDULE OF INVESTMENTS

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.8%
Gentherm, Inc.*	65	$2,889
Magna International, Inc.	1,319	142,122
Total Automobiles & Components		145,011

Banks—2.4%
Banco Macro SA(a)	257	9,260
BofI Holding, Inc.*	750	55,103
SVB Financial Group*	76	8,863
Toronto-Dominion Bank	2,398	123,281
Total Banks		196,507

Capital Goods—12.7%
Alliant Techsystems, Inc.	498	66,692
Argan, Inc.	100	3,729
Federal Signal Corp.	3,331	48,799
Gencor Industries, Inc.*	71	782
General Dynamics Corp.	1,049	122,261
Huntington Ingalls Industries, Inc.	5,782	546,919
Lockheed Martin Corp.	1,107	177,928
Patrick Industries, Inc.*	189	8,806
Sparton Corp.*	874	24,245
Trinity Industries, Inc.	464	20,286
United Rentals, Inc.*	195	20,422
Total Capital Goods		1,040,869

Commercial & Professional Services—0.5%
Huron Consulting Group, Inc.*	555	39,305
US Ecology, Inc.	18	881
Total Commercial & Professional Services		40,186

Consumer Durables & Apparel—5.3%
Garmin Ltd.	177	10,779
Hanesbrands, Inc.	3,703	364,523
Harman International Industries, Inc.	199	21,379
Michael Kors Holdings Ltd.*	286	25,354
Under Armour, Inc., Class A*	172	10,232
Total Consumer Durables & Apparel		432,267

Consumer Services—0.2%
China Distance Education Holdings Ltd.(a)	136	2,279
Collectors Universe, Inc.	41	803
Jack in the Box, Inc.	100	5,984
TAL Education Group*(a)	165	4,538
Total Consumer Services		13,604

Diversified Financials—0.0%†
HFF, Inc., Class A	45	1,674

Energy—10.2%
Canadian Natural Resources Ltd.	1,448	66,478
Cimarex Energy Co.	64	9,181
Continental Resources, Inc.*	98	15,488
EOG Resources, Inc.	528	61,702
Green Plains, Inc.	381	12,524
Matrix Service Co.*	132	4,328
Statoil ASA(a)	13,153	405,507
Suncor Energy, Inc.	3,599	153,425
Targa Resources Corp.	772	107,748
Total Energy		836,381

Investments	Shares	Value
Food & Staples Retailing—0.1%
Liberator Medical Holdings, Inc.	1,593	$5,974

Food, Beverage & Tobacco—7.7%
Constellation Brands, Inc., Class A*	720	63,453
Gruma S.A.B. de CV*(a)(b)	11,376	544,342
Pinnacle Foods, Inc.	303	9,969
WhiteWave Foods Co.*	344	11,135
Total Food, Beverage & Tobacco		628,899

Health Care Equipment & Services—7.4%
Anika Therapeutics, Inc.*	162	7,506
CorVel Corp.*	673	30,406
IDEXX Laboratories, Inc.*	44	5,877
McKesson Corp.	3,004	559,375
Total Health Care Equipment & Services		603,164

Insurance—0.5%
Federated National Holding Co.	509	12,979
RenaissanceRe Holdings Ltd.	52	5,564
United Insurance Holdings Corp.	1,275	22,007
Total Insurance		40,550

Materials—4.0%
CaesarStone Sdot-Yam Ltd.	545	26,749
Dow Chemical Co.	1,755	90,312
Neenah Paper, Inc.	232	12,331
Packaging Corp. of America	1,927	137,761
PolyOne Corp.	1,481	62,409
Total Materials		329,562

Media—3.4%
Crown Media Holdings, Inc., Class A*	6,218	22,571
DISH Network Corp., Class A*	3,217	209,363
Reed Elsevier PLC(a)(b)	684	44,248
Total Media		276,182

Pharmaceuticals, Biotechnology & Life Sciences—10.2%
BioSpecifics Technologies Corp.*	46	1,240
China Biologic Products, Inc.*(b)	257	11,429
Forest Laboratories, Inc.*	503	49,797
Gilead Sciences, Inc.*	5,335	442,325
Illumina, Inc.*	36	6,427
Insys Therapeutics, Inc.*	18	562
Jazz Pharmaceuticals PLC*	384	56,452
Lannett Co., Inc.*	946	46,940
Questcor Pharmaceuticals, Inc.	980	90,640
Repligen Corp.*	52	1,185
Salix Pharmaceuticals Ltd.*	116	14,309
Shire PLC(a)	441	103,851
Taro Pharmaceutical Industries Ltd.*	28	3,927
Total Pharmaceuticals, Biotechnology &
Life Sciences		829,084

Retailing—3.7%
Netflix, Inc.*	668	294,321
Vipshop Holdings Ltd.*(a)	46	8,636
Total Retailing		302,957

The accompanying notes are an integral part of these financial statements.

40

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

JUNE 30, 2014

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—3.6%
Advanced Semiconductor
Engineering, Inc.(a)	4,627	$30,075
Amkor Technology, Inc.*	1,028	11,493
Avago Technologies Ltd.	159	11,459
Micron Technology, Inc.*	6,745	222,248
Monolithic Power Systems, Inc.	23	974
Siliconware Precision Industries Co.(a)	1,212	9,951
Skyworks Solutions, Inc.	162	7,608
Total Semiconductors &
Semiconductor Equipment		293,808

Software & Services—5.1%
Amdocs Ltd.	292	13,528
Autobytel, Inc.*	446	5,847
Bitauto Holdings Ltd.*(a)	1,111	54,106
Broadridge Financial Solutions, Inc.	4,957	206,409
Facebook, Inc., Class A*	560	37,682
Manhattan Associates, Inc.*	158	5,440
Phoenix New Media Ltd.*(a)(b)	846	9,061
Qihoo 360 Technology Co. Ltd.*(a)	290	26,692
SouFun Holdings Ltd.(a)	2,623	25,679
YY, Inc.*(a)	397	29,974
Total Software & Services		414,418

Technology Hardware & Equipment—8.6%
Apple, Inc.	6,152	571,705
Harris Corp.	270	20,453
Methode Electronics, Inc.	1,269	48,488
SMART Technologies, Inc., Class A*	1,600	4,560
Super Micro Computer, Inc.*	901	22,768
Ubiquiti Networks, Inc.*(b)	668	30,187
Zebra Technologies Corp., Class A*	56	4,610
Total Technology Hardware & Equipment		702,771

Investments	Shares	Value
Transportation—12.4%
Delta Air Lines, Inc.	14,263	$552,263
Hawaiian Holdings, Inc.*	629	8,624
Southwest Airlines Co.	10,546	283,265
Spirit Airlines, Inc.*	2,628	166,195
Total Transportation		1,010,347

Total Common Stocks
(Cost $6,853,852)		8,144,215
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—4.5%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (c)
(Cost $363,140)	363,140	363,140

Total Investments—104.3%
(Cost $7,216,992)		8,507,355
Liabilities in Excess of Other Assets—(4.3)%		(348,155)
Net Assets—100.0%		$8,159,200

PLC – Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $362,545; total market value of the collateral held by the fund was $363,140.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

41

SCHEDULE OF INVESTMENTS

REVENUE SHARES ULTRA DIVIDEND FUND

JUNE 30, 2014

Investments	Shares	Value
COMMON STOCKS—99.7%
Banks—0.9%
New York Community Bancorp, Inc.(a)	6,110	$97,638
People’s United Financial, Inc.	4,721	71,618
Valley National Bancorp	3,772	37,380
Total Banks		206,636

Commercial & Professional Services—3.9%
Corrections Corp. of America	2,682	88,104
Pitney Bowes, Inc.	8,062	222,673
R.R. Donnelley & Sons Co.	34,095	578,251
Total Commercial & Professional Services		889,028

Consumer Durables & Apparel—2.7%
VF Corp.	9,782	616,266

Consumer Services—1.8%
Darden Restaurants, Inc.	8,976	415,319

Diversified Financials—0.6%
CME Group, Inc.	2,019	143,248

Energy—11.5%
Diamond Offshore Drilling, Inc.(a)	3,074	152,563
Ensco PLC, Class A	4,791	266,236
HollyFrontier Corp.	20,999	917,446
Kinder Morgan, Inc.	22,296	808,453
Transocean Ltd.	11,280	507,938
Total Energy		2,652,636

Food, Beverage & Tobacco—11.4%
Altria Group, Inc.	21,539	903,346
Lorillard, Inc.	4,079	248,696
Philip Morris International, Inc.	12,386	1,044,264
Reynolds American, Inc.	6,989	421,786
Total Food, Beverage & Tobacco		2,618,092

Insurance—1.9%
Mercury General Corp.	3,173	149,258
Old Republic International Corp.	17,181	284,174
Total Insurance		433,432

Materials—1.9%
Newmont Mining Corp.	16,894	429,783

Real Estate Investment Trusts—4.2%
BioMed Realty Trust, Inc.	1,529	33,378
Corporate Office Properties Trust	997	27,726
Duke Realty Corp.	3,297	59,873
HCP, Inc.	2,734	113,133
Health Care REIT, Inc.	2,545	159,495
Highwoods Properties, Inc.	726	30,456
Home Properties, Inc.	557	35,626
Hospitality Properties Trust	2,820	85,728
Liberty Property Trust	1,043	39,561
Mack-Cali Realty Corp.	1,614	34,669
Mid-America Apartment
Communities, Inc.	497	36,306
National Retail Properties, Inc.(a)	569	21,161
Omega Healthcare Investors, Inc.(a)	635	23,406
Realty Income Corp.	967	42,954

Investments	Shares	Value
Senior Housing Properties Trust	1,675	$40,686
Ventas, Inc.	2,348	150,507
Weingarten Realty Investors	832	27,323
Total Real Estate Investment Trusts		961,988

Software & Services—0.0%†
Compuware Corp.	290	2,897

Technology Hardware & Equipment—0.3%
Apple, Inc.	779	72,392

Telecommunication Services—16.2%
AT&T, Inc.	32,215	1,139,123
CenturyLink, Inc.	25,471	922,050
Frontier Communications Corp.	42,864	250,326
Verizon Communications, Inc.	22,768	1,114,038
Windstream Holdings, Inc.	30,993	308,690
Total Telecommunication Services		3,734,227

Utilities—42.4%
Ameren Corp.	7,381	301,735
American Electric Power Co., Inc.	15,448	861,535
Consolidated Edison, Inc.	11,765	679,311
Duke Energy Corp.	15,160	1,124,721
Entergy Corp.	7,780	638,660
Exelon Corp.	31,015	1,131,427
FirstEnergy Corp.	23,236	806,754
Hawaiian Electric Industries, Inc.(a)	6,597	167,036
Integrys Energy Group, Inc.	5,055	359,562
Pepco Holdings, Inc.	9,161	251,744
PG&E Corp.	17,191	825,512
PPL Corp.	16,015	569,013
Public Service Enterprise Group, Inc.	13,686	558,252
SCANA Corp.	4,602	247,634
Southern Co.	20,363	924,073
TECO Energy, Inc.	8,306	153,495
Westar Energy, Inc.	3,454	131,908
Total Utilities		9,732,372

Total Common Stocks
(Cost $21,546,587)		22,908,316
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.4%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $331,037)	331,037	331,037

Total Investments—101.1%
(Cost $21,877,624)		23,239,353
Liabilities in Excess of Other Assets—(1.1)%		(263,359)
Net Assets—100.0%		$22,975,994

REIT – Real Estate Investment Trusts

†	Less than 0.05%
(a)	All or a portion of security was on loan. The aggregate market value the securities on loan was $322,102; total market value of the collateral held by the fund was $331,037.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

42

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund
ASSETS:
Investments at value
(including securities
on loan) (Note 5)[1]	$242,585,824	$215,660,032	$308,257,962	$32,494,441	$26,113,612	$8,507,355	$23,239,353
Cash	8,855,673	346,944	46,572	369,775	303,837	22,150	8,126
Receivables:
Expense
reimbursement
due from Adviser	—	—	—	—	—	2,868	12,584
Investment securities
sold	4,678,121	3,812,643	2,544,661	—	—	—	—
Dividends	233,778	125,225	160,002	18,424	80,849	10,729	53,665
Capital shares sold	—	—	—	—	—	—	1,427,021
Securities lending
income, net
(Note 2)	200	4,453	8,654	—	1,839	452	964
Reclaims	—	—	—	—	49,917	715	—
Prepaid expenses	3,023	2,955	7,650	2,768	2,725	2,753	7,909
Total Assets	256,356,619	219,952,252	311,025,501	32,885,408	26,552,779	8,547,022	24,749,622
LIABILITIES:
Payables:
Investment of cash
collateral for
securities on loan
(Note 2)	787,229	10,660,514	16,000,780	765	3,502,086	363,140	331,037
Cash collateral for
capital transactions	7,941,220	—	—	—	—	—	—
Investment securities
purchased	4,493,349	3,736,551	2,269,052	271,890	13,236	—	1,417,299
Advisory fees (Note 3)	48,920	46,276	46,009	2,579	2,862	—	—
Compliance Officer
fees	729	2,944	3,322	129	81	81	84
Trustees fees	114	—	3,443	635	—	993	—
Other accrued expenses	115,525	102,409	118,513	32,181	34,340	23,608	25,208
Total Liabilities	13,387,086	14,548,694	18,441,119	308,179	3,552,605	387,822	1,773,628
NET ASSETS	$242,969,533	$205,403,558	$292,584,382	$32,577,229	$23,000,174	$8,159,200	$22,975,994
NET ASSETS CONSIST OF:
Paid-in capital	$178,281,051	$159,217,991	$244,834,170	$29,466,536	$25,108,210	$6,507,265	$21,457,458
Undistributed net
investment
income	1,018,315	355,572	221,473	63,155	302,726	17,647	180,708
Accumulated net
realized gain
on investments	(1,983,536)	(552,804)	(1,819,040)	(977,616)	(4,254,817)	343,925	(23,901)
Net unrealized
appreciation on
investments	65,653,703	46,382,799	49,347,779	4,025,154	1,844,055	1,290,363	1,361,729
NET ASSETS	$242,969,533	$205,403,558	$292,584,382	$32,577,229	$23,000,174	$8,159,200	$22,975,994
Shares outstanding
(unlimited number
of shares of
beneficial interest
authorized, without
par value)	6,301,400	4,301,400	5,201,400	700,000	550,000	150,000	800,000
Net asset value,
per share	$38.56	$47.75	$56.25	$46.54	$41.82	$54.39	$28.72
Investment at cost	$176,932,121	$169,277,233	$258,910,183	$28,469,287	$24,269,557	$7,216,992	$21,877,624
[1] Market value of
securities on loan:	$769,974	$10,423,372	$15,283,568	$761	$3,435,861	$362,545	$322,102

The accompanying notes are an integral part of these financial statements.

43

STATEMENTS OF OPERATIONS

YEAR OR PERIOD ENDED JUNE 30, 2014

	Large Cap Fund RevenueShares	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund[1]
INVESTMENT INCOME:
Dividend income	$4,332,494	$2,163,603	$2,314,974	$476,308	$973,105	$103,194	$393,177
Foreign withholding tax	(732)	—	(171)	—	(90,632)	(4,437)	—
Securities lending
income, net (Note 2)	6,034	48,651	128,065	54	24,464	3,984	4,341
Total Income	4,337,796	2,212,254	2,442,868	476,362	906,937	102,741	397,518
EXPENSES:
Advisory fees (Note 3)	908,641	837,119	1,160,439	141,254	137,308	44,467	35,354
BNY Fund Services fees	300,278	250,643	337,038	57,016	51,293	20,041	15,144
Professional fees	81,691	67,221	84,734	23,904	22,934	17,113	15,777
Printing and Postage	27,772	21,590	28,045	5,467	3,625	1,166	10,217
Compliance Officer fees	24,946	24,091	30,201	10,000	8,805	7,568	5,412
Trustees fees	13,387	10,080	18,985	1,601	1,544	173	281
NYSE Calculation Fees	5,696	5,698	5,696	5,637	5,698	5,657	3,404
NYSE Listing fees	4,928	4,928	4,927	4,930	4,930	5,117	5,852
Other Expenses	11,573	10,336	9,317	1,556	1,011	320	929
Total Expenses	1,378,912	1,231,706	1,679,382	251,365	237,148	101,622	92,370
Less expense waivers
and reimbursements
(Note 3)	(389,503)	(327,617)	(426,108)	(97,552)	(125,013)	(57,154)	(53,874)
Net Expenses	989,409	904,089	1,253,274	153,813	112,135	44,468	38,496
Net Investment
Income	3,348,387	1,308,165	1,189,594	322,549	794,802	58,273	359,022
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)
on investments	801,424	522,577	(470,072)	200,955	(448,911)	701,355	(23,901)
Net realized gain on
in-kind redemptions	20,990,761	19,053,061	45,036,577	3,168,051	956,889	—	—
Total net realized
gain (loss)	21,792,185	19,575,638	44,566,505	3,369,006	507,978	701,355	(23,901)
Net change in unrealized
appreciation on
investments	18,478,534	17,801,315	9,172,255	1,401,893	3,966,961	948,999	1,361,729
Net realized and
unrealized gain on
investments	40,270,719	37,376,953	53,738,760	4,770,899	4,474,939	1,650,354	1,337,828
Net Increase in Net Assets
Resulting From
Operations	$43,619,106	$38,685,118	$54,928,354	$5,093,448	$5,269,741	$1,708,627	$1,696,850

[1] Commencement of Operations was September 30, 2013.

The accompanying notes are an integral part of these financial statements.

44

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013
OPERATIONS:
Net investment income	$3,348,387	$3,145,355	$1,308,165	$1,352,194	$1,189,594	$1,283,240
Net realized gain on investments
and in-kind redemptions	21,792,185	6,061,501	19,575,638	12,622,390	44,566,505	1,711,974
Net change in unrealized
appreciation on investments	18,478,534	28,706,563	17,801,315	14,220,744	9,172,255	32,237,520
Net increase in net assets
resulting from operations	43,619,106	37,913,419	38,685,118	28,195,328	54,928,354	35,232,734
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(3,077,924)	(3,079,803)	(1,218,541)	(1,079,903)	(2,135,006)	(1,172,877)
Realized gains	—	—	(807,714)	(460,717)	(552,449)	(474,726)
Total distributions to
shareholders	(3,077,924)	(3,079,803)	(2,026,255)	(1,540,620)	(2,687,455)	(1,647,603)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	74,120,953	10,107,207	105,992,709	21,289,708	219,926,798	15,785,481
Cost of shares redeemed	(53,717,762)	(19,199,413)	(60,813,115)	(46,936,774)	(133,024,559)	(5,530,374)
Net increase (decrease) in net
assets resulting from
shareholder transactions	20,403,191	(9,092,206)	45,179,594	(25,647,066)	86,902,239	10,255,107
Increase in net assets	60,944,373	25,741,410	81,838,457	1,007,642	139,143,138	43,840,238
NET ASSETS:
Beginning of year	182,025,160	156,283,750	123,565,101	122,557,459	153,441,244	109,601,006
End of year	$242,969,533	$182,025,160	$205,403,558	$123,565,101	$292,584,382	$153,441,244
Undistributed net investment
income included in net assets
at end of year	$1,018,315	$754,270	$355,572	$272,297	$221,473	$360,340
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	5,801,400	6,201,400	3,251,400	4,101,400	3,501,400	3,251,400
Shares sold	2,050,000	350,000	2,450,000	600,000	4,250,000	400,000
Shares redeemed	(1,550,000)	(750,000)	(1,400,000)	(1,450,000)	(2,550,000)	(150,000)
Shares outstanding,
end of year	6,301,400	5,801,400	4,301,400	3,251,400	5,201,400	3,501,400

The accompanying notes are an integral part of these financial statements.

45

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund		RevenueShares Ultra Dividend Fund
	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013	For the Period September 30, 2013[1] to June 30, 2014
OPERATIONS:
Net investment income	$322,549	$139,771	$794,802	$811,517	$58,273	$150,851	$359,022
Net realized gain (loss)
on investments and
in-kind redemptions	3,369,006	(217,509)	507,978	(1,009,137)	701,355	1,214,309	(23,901)
Net change in unrealized
appreciation
(depreciation) on
investments	1,401,893	4,301,291	3,966,961	2,860,112	948,999	(288,549)	1,361,729
Net increase in net assets
resulting from
operations	5,093,448	4,223,553	5,269,741	2,662,492	1,708,627	1,076,611	1,696,850
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(296,193)	(116,947)	(758,211)	(695,468)	(119,412)	(84,688)	(178,314)
Total distributions to
shareholders	(296,193)	(116,947)	(758,211)	(695,468)	(119,412)	(84,688)	(178,314)
SHAREHOLDER
TRANSACTIONS:
Proceeds from
shares sold	10,649,165	17,282,827	—	—	—	—	21,457,458
Cost of shares
redeemed	(12,378,478)	(1,547,478)	(5,628,988)	(14,436,425)	—	(2,007,397)	—
Net increase (decrease) in
net assets resulting
from shareholder
transactions	(1,729,313)	15,735,349	(5,628,988)	(14,436,425)	—	(2,007,397)	21,457,458
Increase (Decrease) in
net assets	3,067,942	19,841,955	(1,117,458)	(12,469,401)	1,589,215	(1,015,474)	22,975,994
NET ASSETS:
Beginning of period	29,509,287	9,667,332	24,117,632	36,587,033	6,569,985	7,585,459	—
End of period	$32,577,229	$29,509,287	$23,000,174	$24,117,632	$8,159,200	$6,569,985	$22,975,994
Undistributed net
investment income
included in net assets
at end of period	$63,155	$36,799	$302,726	$262,179	$17,647	$78,900	$180,708
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	750,000	350,000	700,000	1,150,000	150,000	200,000	—
Shares sold	250,000	450,000	—	—	—	—	800,000
Shares redeemed	(300,000)	(50,000)	(150,000)	(450,000)	—	(50,000)	—
Shares outstanding,
end of period	700,000	750,000	550,000	700,000	150,000	150,000	800,000

1   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

46

FINANCIAL HIGHLIGHTS

REVENUE SHARES LARGE CAP FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$31.38	$25.20	$25.00	$19.40	$16.63
Net investment income[1]	0.59	0.54 [4]	0.41	0.39	0.29
Net realized and unrealized gain
on investments	7.13	6.17	0.21 [5]	5.57	2.74
Total gain from investment operations	7.72	6.71	0.62	5.96	3.03
Less Distributions from:
Net investment income	(0.54)	(0.53)	(0.42)	(0.36)	(0.26)
Net asset value, end of year	$38.56	$31.38	$25.20	$25.00	$19.40
Total Return at Net Asset Value[2]	24.84%	26.98%	2.59%	30.97%	18.21%
Total Return at Market Value[2]	25.10%	26.86%	2.57%	30.94%	17.99%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$242,970	$182,025	$156,284	$201,301	$138,721
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.68%	0.71%	0.75%	0.73%	0.85%
Net investment income, net of waivers
and reimbursements	1.66%	1.93%[4]	1.72%	1.68%	1.44%
Portfolio turnover rate[3]	11.98%	23.47%	29.05%	12.73%	6.72%
[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[5]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.

The accompanying notes are an integral part of these financial statements.

47

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES MID CAP FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$38.00	$29.88	$31.69	$23.04	$18.84
Net investment income[1]	0.34	0.39 [4]	0.23	0.18	0.17
Net realized and unrealized gain (loss)
on investments	9.97	8.18	(1.15)	8.64	4.18
Total gain (loss) from investment operations	10.31	8.57	(0.92)	8.82	4.35
Less Distributions from:
Net investment income	(0.34)	(0.31)	(0.22)	(0.17)	(0.15)
Realized gains	(0.22)	(0.14)	(0.67)	—	—
Total distributions	(0.56)	(0.45)	(0.89)	(0.17)	(0.15)
Net asset value, end of year	$47.75	$38.00	$29.88	$31.69	$23.04
Total Return at Net Asset Value[2]	27.28%	28.95%	(2.72)%	38.40%	23.07%
Total Return at Market Value[2]	27.14%	29.25%	(2.80)%	38.42%	22.86%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$205,404	$123,565	$122,557	$144,235	$100,270
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.73%	0.80%	0.82%	0.81%	0.89%
Net investment income, net of waivers
and reimbursements	0.78%	1.17%[4]	0.77%	0.61%	0.71%
Portfolio turnover rate[3]	24.19%	44.42%	55.02%	38.03%	14.51%
[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.

The accompanying notes are an integral part of these financial statements.

48

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES SMALL CAP FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$43.82	$33.71	$34.47	$25.41	$20.04
Net investment income[1]	0.26	0.38 [4]	0.20	0.14	0.07
Net realized and unrealized gain (loss)
on investments	12.81	10.22	(0.81)	9.06	5.35
Total gain (loss) from investment operations	13.07	10.60	(0.61)	9.20	5.42
Less Distributions from:
Net investment income	(0.52)	(0.35)	(0.15)	(0.14)	(0.05)
Realized gains	(0.12)	(0.14)	—	—	—
Total distributions	(0.64)	(0.49)	(0.15)	(0.14)	(0.05)
Net asset value, end of year	$56.25	$43.82	$33.71	$34.47	$25.41
Total Return at Net Asset Value[2]	30.03%	31.74%	(1.75)%	36.26%	27.07%
Total Return at Market Value[2]	30.38%	31.53%	(1.67)%	36.10%	26.88%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$292,584	$153,441	$109,601	$131,017	$109,319
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.72%	0.79%	0.84%	0.83%	0.89%
Net investment income, net of waivers
and reimbursements	0.51%	0.99%[4]	0.61%	0.44%	0.25%
Portfolio turnover rate[3]	10.69%	39.39%	47.80%	33.72%	16.33%
[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.

The accompanying notes are an integral part of these financial statements.

49

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES FINANCIALS SECTOR FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$39.35	$27.62	$29.70	$27.30	$22.36
Net investment income[1]	0.45	0.38 [4]	0.26	0.46	0.15
Net realized and unrealized gain (loss)
on investments	7.17	11.71	(2.05)	2.41	4.96
Total gain (loss) from investment operations	7.62	12.09	(1.79)	2.87	5.11
Less Distributions from:
Net investment income	(0.43)	(0.36)	(0.29)	(0.47)	(0.17)
Net asset value, end of year	$46.54	$39.35	$27.62	$29.70	$27.30
Total Return at Net Asset Value[2]	19.44%	44.09%	(5.95)%	10.40%	22.87%
Total Return at Market Value[2]	19.32%	44.24%	(5.93)%	10.29%	23.00%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$32,577	$29,509	$9,667	$11,880	$24,572
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.80%	1.03%	1.29%	1.03%	1.11%
Net investment income, net of waivers
and reimbursements	1.03%	1.12%[4]	0.98%	1.52%	0.51%
Portfolio turnover rate[3]	13.27%	20.20%	26.17%	15.99%	1.76%
[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.

The accompanying notes are an integral part of these financial statements.

50

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES ADR FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$34.45	$31.81	$39.84	$30.74	$30.09
Net investment income[1]	1.33	0.97 [4]	1.00	0.96	1.07
Net realized and unrealized gain (loss)
on investments	7.24	2.47	(7.47)	9.01	0.40
Total gain (loss) from investment operations	8.57	3.44	(6.47)	9.97	1.47
Less Distributions from:
Net investment income	(1.20)	(0.80)	(1.33)	(0.87)	(0.68)
Realized gains	—	—	(0.23)	—	(0.14)
Total distributions	(1.20)	(0.80)	(1.56)	(0.87)	(0.82)
Net asset value, end of year	$41.82	$34.45	$31.81	$39.84	$30.74
Total Return at Net Asset Value[2]	25.38%	10.87%	(16.30)%	32.89%	4.64%
Total Return at Market Value[2]	25.39%	10.76%	(16.32)%	32.90%	4.55%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$23,000	$24,118	$36,587	$71,716	$47,641
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	1.04%	1.06%	1.05%	0.99%	1.08%
Net investment income, net of waivers
and reimbursements	3.47%	2.83%[4]	2.97%	2.55%	3.06%
Portfolio turnover rate[3]	21.31%	21.02%	35.04%	37.11%	45.80%

[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.

The accompanying notes are an integral part of these financial statements.

51

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of year	$43.80	$37.93	$41.98	$29.68	$27.52
Net investment income[1]	0.39	0.86 [4]	0.44	0.39	0.10
Net realized and unrealized gain (loss)
on investments	11.00	5.49	(3.67)	12.32	2.61
Total gain (loss) from investment operations	11.39	6.35	(3.23)	12.71	2.71
Less Distributions from:
Net investment income	(0.80)	(0.48)	(0.38)	(0.41)	(0.07)
Realized gains	—	—	(0.44)	—	(0.48)
Total distributions	(0.80)	(0.48)	(0.82)	(0.41)	(0.55)
Net asset value, end of year	$54.39	$43.80	$37.93	$41.98	$29.68
Total Return at Net Asset Value[2]	26.37%	16.79%	(7.61)%	43.05%	9.70%
Total Return at Market Value[2]	26.61%	16.77%	(7.93)%	43.22%	9.81%
Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$8,159	$6,570	$7,585	$10,496	$10,388
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense waivers
and reimbursements	1.37%	1.43%	1.42%	1.60%	1.40%
Net investment income, net of waivers
and reimbursements	0.79%	2.05%[4]	1.18%	1.06%	0.32%
Portfolio turnover rate[3]	142.40%	224.74%	154.06%	190.44%	182.12%
[1]	Based on average daily shares outstanding.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[3]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[4]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.

The accompanying notes are an integral part of these financial statements.

52

FINANCIAL HIGHLIGHTS — concluded

REVENUE SHARES ULTRA DIVIDEND FUND

For a share outstanding throughout the period presented.

For the Period September 30, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$24.87
Net investment income[2]	0.91
Net realized and unrealized gain on investments	3.39
Total gain from investment operations	4.30
Less Distributions from:
Net investment income	(0.45)
Net asset value, end of period	$28.72
Total Return at Net Asset Value[3]	17.46%[6]
Total Return at Market Value[3]	17.58%[6]
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$22,976
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[4]
Expenses, prior to expense waivers and reimbursements	1.18%[4]
Net investment income, net of waivers and reimbursements	4.57%[4]
Portfolio turnover rate[5]	37.43%[6]
[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at September 30, 2013, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[6]	Not annualized.

The accompanying notes are an integral part of these financial statements.

53

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund are non-diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund and September 30, 2013 for RevenueShares Ultra Dividend Fund.

The objective of the RevenueShares Large Cap Fund is to outperform the total return performance of the S&P 500® Index. The objective of the RevenueShares Mid Cap Fund is to outperform the total return performance of the S&P MidCap 400® Index. The objective of the RevenueShares Small Cap Fund is to outperform the total return performance of the S&P SmallCap 600® Index. The objective of the RevenueShares Financials Sector Fund is to outperform the total return performance of the S&P 500® Financials Index. The objective of the RevenueShares ADR Fund is to outperform the total return performance of the S&P ADR Index. The objective of the RevenueShares Navellier Overall A-100 Fund is to outperform the total return performance of the Navellier Overall A-100 Index. The objective of the RevenueShares Ultra Dividend Fund is to outperform the total return performance of the S&P 900® Index.

Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains, if any, are distributed at least annually.

Investment Income — Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the information is available if after the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

54

NOTES TO FINANCIAL STATEMENTS — continued

Securities Lending — Each Fund may lend securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities, is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at June 30, 2014 are shown in the Schedules of Investments and Statements of Assets and Liabilities. The value of the collateral held may be temporarily less than that required under the lending contract. RevenueShares Navellier Overall A-100 Fund obtained additional collateral on the following day after the period end to ensure the securities on loan were adequately collateralized. As of June 30, 2014 the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

Master Netting Arrangements

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and The Bank of New York Mellon. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or U.S. government securities in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the lending agent fails to fulfill its guarantee to the Fund against that risk, and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which may be subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received[1]	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
RevenueShares Large Cap Fund	$769,974	$(769,974)	$—	$—	$—	$—
RevenueShares Mid Cap Fund	10,423,372	(10,423,372)	—	—	—	—
RevenueShares Small Cap Fund	15,283,568	(15,283,568)	—	—	—	—
RevenueShares Financials
Sector Fund	761	(761)	—	—	—	—
RevenueShares ADR Fund	3,435,861	(3,435,861)	—	—	—	—
RevenueShares Navellier
Overall A-100 Fund	362,545	(362,545)	—	—	—	—
RevenueShares Ultra
Dividend Fund	322,102	(322,102)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than zero.

55

NOTES TO FINANCIAL STATEMENTS — continued

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financial Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund pay the Adviser the following annualized fees:

Fund	Management Fees	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement
RevenueShares Large Cap Fund	0.45%	0.49%
RevenueShares Mid Cap Fund	0.50%	0.54%
RevenueShares Small Cap Fund	0.50%	0.54%
RevenueShares Financials Sector Fund	0.45%	0.49%
RevenueShares ADR Fund	0.60%	0.49%
RevenueShares Navellier Overall A-100 Fund	0.60%	0.60%
RevenueShares Ultra Dividend Fund	0.45%	0.49%

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financial Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend from exceeding the percentage of each Fund's daily net assets in the above table. Amounts waived and/or reimbursed pursuant to these agreements are not subject to subsequent recapture by the Adviser. These agreements will remain in effect and will be contractually binding until October 28, 2014, after which they may be terminated or revised.

For the year ended June 30, 2014, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$389,503
RevenueShares Mid Cap Fund	327,617
RevenueShares Small Cap Fund	426,108
RevenueShares Financials Sector Fund	97,552
RevenueShares ADR Fund	125,013
RevenueShares Navellier Overall A-100 Fund	57,154
RevenueShares Ultra Dividend Fund	53,874

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees of the Sub-Adviser.

The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

56

NOTES TO FINANCIAL STATEMENTS — continued

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

4. CREATION AND REDEMPTION TRANSACTIONS

As of June 30, 2014, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as June 30, 2014 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds			Total
RevenueShares Large Cap Fund	$241,798,595	$—	$787,229	$—	$—	$242,585,824
RevenueShares Mid Cap Fund	204,999,518	—	10,660,514	—	—	215,660,032
RevenueShares Small Cap Fund	292,257,182	—	16,000,780	—	—	308,257,962
RevenueShares Financials
Sector Fund	32,493,676	—	765	—	—	32,494,441
RevenueShares ADR Fund	22,216,503	395,023	3,502,086	—	—	26,113,612
RevenueShares Navellier
Overall A-100 Fund	8,144,215	—	363,140	—	—	8,507,355
RevenueShares Ultra
Dividend Fund	22,908,316	—	331,037	—	—	23,239,353

57

NOTES TO FINANCIAL STATEMENTS — continued

At June 30, 2014, the Funds did not hold any Level 2 or Level 3 securities during the year. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At June 30, 2014, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2013.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended June 30, 2014 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$41,507,476	$24,228,651
RevenueShares Mid Cap Fund	78,041,491	40,400,632
RevenueShares Small Cap Fund	102,730,408	24,844,765
RevenueShares Financials Sector Fund	4,120,242	4,153,990
RevenueShares ADR Fund	4,821,715	4,906,985
RevenueShares Navellier Overall A-100 Fund	10,578,228	10,639,209
RevenueShares Ultra Dividend Fund	4,367,552	4,158,906

For the year ended June 30, 2014, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$55,382,483	$52,063,388
RevenueShares Mid Cap Fund	55,275,312	48,842,526
RevenueShares Small Cap Fund	114,377,791	107,080,653
RevenueShares Financials Sector Fund	10,634,796	12,352,932
RevenueShares ADR Fund	—	5,623,062
RevenueShares Navellier Overall A-100 Fund	—	—
RevenueShares Ultra Dividend Fund	21,367,152	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. TRUSTEE ’S FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

8. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

58

NOTES TO FINANCIAL STATEMENTS — continued

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
RevenueShares Large Cap Fund	$179,024,683	$65,781,941	$(2,220,800)	$63,561,141
RevenueShares Mid Cap Fund	170,573,371	46,838,935	(1,752,274)	45,086,661
RevenueShares Small Cap Fund	261,158,751	52,048,667	(4,949,456)	47,099,211
RevenueShares Financials Sector Fund	28,575,174	4,201,579	(282,312)	3,919,267
RevenueShares ADR Fund	24,652,416	3,414,382	(1,953,186)	1,461,196
RevenueShares Navellier Overall A-100 Fund	7,220,650	1,328,633	(41,928)	1,286,705
RevenueShares Ultra Dividend Fund	21,897,817	1,522,514	(180,978)	1,341,536

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2014, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
RevenueShares Large Cap Fund	$1,000,489	$126,852	$63,561,141	$64,688,482
RevenueShares Mid Cap Fund	353,659	745,247	45,086,661	46,185,567
RevenueShares Small Cap Fund	342,291	308,710	47,099,211	47,750,212
RevenueShares Financial Sector Fund	63,155	(871,729)	3,919,267	3,110,693
Revenueshares ADR Fund	313,202	(3,882,434)	1,461,196	(2,108,036)
RevenueShares Navellier Overall A-100 Fund	17,647	347,583	1,286,705	1,651,935
RevenueShares Ultra Dividend Fund	179,227	(2,227)	1,341,536	1,518,536

The tax character of distributions paid during the years ended June 30, 2014 and 2013 were as follows:

	2014		2013
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
RevenueShares Large Cap Fund	$3,077,924	$—	$3,079,803	$—
RevenueShares Mid Cap Fund	1,218,541	807,714	1,079,897	460,723
RevenueShares Small Cap Fund	2,135,006	552,449	1,209,977	437,626
RevenueShares Financial Sector Fund	296,193	—	116,947	—
Revenueshares ADR Fund	758,211	—	695,468	—
RevenueShares Navellier Overall A-100 Fund	119,412	—	84,688	—
RevenueShares Ultra Dividend Fund	178,314	—

At June 30, 2014, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
RevenueShares Financial Sector Fund	$52,317	$21,626	$78,535	$—	$719,251	$871,729
Revenueshares ADR Fund	—	—	—	787,855	2,801,490	3,589,345

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 ( the “Act”), The Act permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss

59

NOTES TO FINANCIAL STATEMENTS — continued

carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2013 through June 30, 2014, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2014, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$147,970
RevenueShares Small Cap Fund	238,769
Revenueshares ADR Fund	293,089
RevenueShares Ultra Dividend Fund	2,227

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2014, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
RevenueShares Large Cap Fund	$(6,418)	$(20,376,726)	$20,383,144
RevenueShares Mid Cap Fund	(6,349)	(18,570,242)	18,576,591
RevenueShares Small Cap Fund	806,545	(44,840,727)	44,034,182
RevenueShares Financial Sector Fund	—	(2,907,874)	2,907,874
Revenueshares ADR Fund	3,956	(770,865)	766,909
RevenueShares Navellier Overall A-100 Fund	(114)	114	—
RevenueShares Ultra Dividend Fund	—	—	—

Accounting principles generally accepted in the United States (“GAAP”) prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

GAAP requires management of the Funds to analyze all open tax years, fiscal years 2010-2014, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Ultra Dividend Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single

60

NOTES TO FINANCIAL STATEMENTS — continued

company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to Financials Sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and adversely may be affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of American depositary receipts (“ADRs”), global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

61

NOTES TO FINANCIAL STATEMENTS — concluded

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

10. SUBSEQUENT EVENTS

On July 2, 2014, the Funds declared quarterly income dividends with an ex-date of July 3, 2014 and payable date of July 10, 2014. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share
RevenueShares Large Cap Fund	$0.16262
RevenueShares Mid Cap Fund	0.08317
RevenueShares Small Cap Fund	0.04259
RevenueShares Financials Sector Fund	0.09022
RevenueShares ADR Fund	0.56082
RevenueShares Navellier Overall A-100 Fund	0.11841
RevenueShares Ultra Dividend Fund	0.22589

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and the Board of Trustees of RevenueShares ETF Trust

We have audited the accompanying statements of assets and liabilities of the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund (the “Funds”), each a series of shares of beneficial interest in the RevenueShares ETF Trust, including the schedules of investments, as of June 30, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three year period then ended. We have also audited the accompanying statement of assets and liabilities of the RevenueShares Ultra Dividend Fund, a series of shares of beneficial interest in the RevenueShares ETF Trust, including the schedule of investments, as of June 30, 2014, and the related statement of operations, statement of changes in net assets, and financial highlights for the period September 30, 2013 (commencement of operations) through June 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each year presented through the year ended June 30, 2011 have been audited by other auditors, whose report dated August 29, 2011, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, and the RevenueShares Ultra Dividend Fund as of June 30, 2014, and the results of their operations for the year or period then ended, and the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia,Pennsylvania
August 22, 2014

63

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST

(UNAUDITED )

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. McAuliffe	Trustee	Since 2006	Retired. Police Officer from	16	Director, Officer
Year of Birth: 1951			1971 to 2004.		Daniel Boyle
					Scholarship Fund,
					from 1992 to
					present.

Christian W. Myers, III	Trustee	Since 2006	Firefighter from 1976 to	16	None
Year of Birth: 1952			present.

John J. Kolodziej	Trustee	Since 2007	Controller, Diagnostic	16	None
Year of Birth: 1956			Imaging Inc., from August
			2010 to 2012; Director of
			Finance, St. Francis Medical
			Center, from 2002 to 2009.

John A. Reilly	Trustee	Since 2010	Retired. Firefighter from	16	Trustee, Philadelphia
Year of Birth: 1931			1956 to 1988.		Board of Pensions,
					from 1976 to
					present; Member of
					the Executive Board
					of National
					Conference on
					Public Employee
					Retirement Systems
					(NCPERS), from
					1990 to present.
Interested Trustees
Vincent T. Lowry[3]	Chairman	Since 2006	Chief Executive Officer and	16	None
Year of Birth: 1951	and Trustee;		Chief Investment Officer,
	President		VTL, from 2004 to present;
			Managing Director, Smith
			Barney, Inc., from 1984 to
			2004

Daniel J. Ledva[4]	Trustee	Since	Senior Managing Director,	16	Trustee, Dr. Gene A.
Year of Birth: 1972		September	Co-Founder and Principal,		Carpenter
		2011	Kelson Group, from 2010		Foundation, from
			to present; Director,		2008 to present.
			Marwood Group, from
			2002 to 2010.

[1]	Each Trustee holds office for an indefinite term.
[2]	The “Fund Complex” consists of the Trust, which consists of 16 Funds, only seven of which are operating.
[3]	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act due to his relationship with VTL, the Funds’ investment adviser.
[4]	Mr. Ledva is deemed to be an “interested person” of the Trust as defined in the 1940 Act because the Kelson Group and its affiliated broker-dealer, Kelson Capital LLC, are currently negotiating certain arrangements, including acting as a private placement agent, with VTL and/or the Trust.
64

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST

(UNAUDITED ) — concluded

Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gompers	Treasurer	Since March	Chief Operating Officer, VTL, from March 2007 to present;
One Commerce		2012	Chief Executive Officer and Chief Compliance Officer, IMS,
2005 Market Street			from December 2009 to present; Analyst, VTL, from July
Suite 2020			2005 – March 2007; Accountant, Gompers & Associates,
Philadelphia, PA 19103			PLLC from January 2005 – July 2005.
Year of Birth: 1981

Patrick J. Keniston[2]	Chief	2009 to 2012;	Director, Foreside Compliance Services, LLC, from October
Three Canal Plaza,	Compliance	from June	2008 to present.
Suite 100	Officer	2014 to
Portland, Maine 04101	(“CCO”) and	present
Year of Birth: 1964	Anti-Money
Laundering
Officer

Jennifer L. Fox	Secretary	Since February,	Technical Analyst, VTL, from 2004 to present.
One Commerce Square		2014
2005 Market Street
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1972

[1]	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
[2]	The Funds’ Chief Compliance Officer may also serve as an officer of other unaffiliated mutual funds, closed-end funds and ETFs for which Foreside Fund Services, LLC, the Funds’ distributor (“Foreside” or the “Distributor”), or its affiliates act as distributor or service provider.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

65

SUPPLEMENTAL INFORMATION

(UNAUDITED )

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling 1 (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
RevenueShares Large Cap Fund	100%	100%
RevenueShares Mid Cap Fund	100%	100%
RevenueShares Small Cap Fund	94%	100%
RevenueShares Financials Sector Fund	100%	100%
RevenueShares ADR Fund	89%	4%
RevenueShares Navellier Overall A-100 Fund	100%	77%
RevenueShares Ultra Dividend Fund	100%	100%

With respect to the taxable year ended June 30, 2014, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
From long-term capital gains, subject to the 15% rate gains category	$807,714	$552,449

RevenueShares ADR Fund in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2014. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2014 is as follows:

	Foreign Dividend	Foreign Taxes
Dollar Amount	$204,232	$36,801

66

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
BBD, LLP
The Bank of New York Mellon	1835 Market Street, 26th Floor
101 Barclay Street	Philadelphia, Pennsylvania 19103
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust

One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, John J. Kolodziej. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $88,400 for 2014 and $78,000 for 2013.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,000 for 2014 and $12,000 for 2013.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A

(f)	No response required.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and all independent Trustees are members of such committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry Principal Executive Officer

Date	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry Principal Executive Officer

Date	September 8, 2014

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers Chief Financial Officer

Date	September 8, 2014

* Print the name and title of each signing officer under his or her signature.